SoGen Funds, Inc.

SoGen International Fund

SoGen Overseas Fund

SoGen Gold Fund

SoGen Money Fund



[GRAPHIC]

Semi-Annual Report
September 30, 1999

                               SoGen Funds, Inc.

                             THE PRESIDENT'S LETTER

Dear Shareholder:

  As I indicated in my letter to you six months ago, the worldwide environment for smaller "value" stocks has improved sharply since last April. Perhaps the previous excesses have been carried out too far and a new trend has emerged. Time will tell.

  Rather than reiterate the points I tried to make six months ago, I shall briefly comment on one of our holdings. A medium-sized company we have owned for a few years already--and we have accumulated quite a few shares in both SoGen International Fund and SoGen Overseas Fund--is the bearer share of Edipresse SA, a newspaper publishing company with a quasi-monopoly in French speaking Switzerland. Until six months ago, we had little to show for our in-vestment; the stock was barely up. But then it moved, and today we have almost doubled our money. Yet, the stock still only sells at about half the valuation of a similar U.S. company. That is just one illustration of the potential of some small and medium sized value stocks as well as a lesson in how patient we often are willing to be.

SoGen International Fund

  Over the past twenty years (September 30, 1979 to September 30, 1999) the value of an investment in your Fund increased at a compounded annual rate of 14.95%. Over the past fifteen, ten and five years, the rates were 13.46%, 10.32% and 8.92%, respectively. Over the past twelve months, the net asset value increased 18.07%.*

  As of September 30, 1999 your Fund's net assets, on an economic basis, were invested as follows:

             U.S. stocks(/1/)                   21.5%
             Foreign stocks(/1/)                49.0
             U.S. dollar bonds                  16.6
             Foreign currency bonds              2.0
             Gold-related securities             5.4
             U.S. dollar cash and
              equivalents(/2/)                   5.5
                                               -----
                                               100.0%
                                               =====

--------
(/1/Includes)convertible bonds with moderate premia.
(/2/Includes)floating rate securities.

  The ten largest equity holdings were: Buderus AG (German manufacturer of heating systems); Manpower Inc. (leading global temporary employment organiza-
tion); Promodes C.I. (French food retailer); Rayonier Inc. (U.S. forest prod-ucts company); CDL Hotels International Limited (Hong Kong listed chain of ho-tels located in various parts of the world); Bank for International Settle-ments, U.S. and French Tranches (the central banks' central bank, with some gold assets); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); San Juan Basin Royalty Trust (U.S. trust that receives royalties on gas proper-ties); Kuhne & Nagel International AG (Swiss based freight forwarding company); and Freeport McMoRan Copper & Gold, Inc., Preferred Series "B', "C' and "D' (gold and silver-related securities).

SoGen Overseas Fund

  From inception (six years and one month ago), the value of an investment in your Fund increased at a compounded average annual rate of 11.67%. Over the past five and three years, the rates were 10.24% and 10.42%, respectively. Over the past twelve months, the net asset value increased 31.77%.*

  As of September 30, 1999 your Fund's net assets, on an economic basis, were invested as follows:

             Foreign stocks(/1/)                87.1%
             U.S. dollar bonds                   6.3
             Foreign currency bonds              2.2
             U.S. dollar cash and
              equivalents(/2/)                   4.4
                                               -----
                                               100.0%
                                               =====

--------
(/1/Includes)convertible bonds with moderate premia.
(/2/Includes)floating rate securities.

  The ten major holdings were: Buderus AG (German manufacturer of heating sys-tems); Kuhne & Nagel International AG (Swiss based freight forwarding company); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Sagem ADP (French electronics com-
pany); CDL Hotels International Limited (Hong Kong listed chain of hotels lo-cated throughout the world); Antofagasta Holdings plc (UK listed company with assets in Chile); Edipresse SA (Swiss newspaper publishing company); Legrand ADP (French low-voltage electrical fittings manu- facturer); Shaw Brothers (Hong Kong) Limited (Hong Kong holding company); and Industrias Penoles, S.A. de C.V. (Mexican silver mining company).

SoGen Gold Fund

  On September 26, 1999, most European central banks announced that they would restrict their selling and--importantly--their lending of gold over the next five years. That is good news indeed, in that central bank supply should no longer be open-ended, while the imbalance--from a commodity point of view--be-tween demand (mostly jewelry) and supply (mostly mine production) should con-tinue.

  From inception (six years and one month ago), the value of an investment in your Fund decreased at a compounded average annual rate of (3.69%). Over the past five and three years, the rates were (8.74%) and (13.19%), respectively. Over the past twelve months, the net asset value increased 6.48%.*

  As of September 30, 1999 your Fund's net assets, on an economic basis, were invested as follows:

             Freeport McMoRan Copper and Gold   20.1%
               (Preferred Series "B', "C' and
                "D')
             Bank for International
              Settlements                        4.9
               (U.S. and French Tranches)
             U.S. securities                    19.2
             Canadian securities                15.8
             Australian and New Zealand
              securities                         2.3
             South African securities           25.0
             Miscellaneous securities           10.6
             U.S. dollar cash and equivalents    2.1
                                               -----
                                               100.0%
                                               =====

SoGen Money Fund

  Short-term interest rates have moved up. Additional increases are possible if the U.S. economy continues to be strong over the next few months.

                                          Sincerely yours,

             [Logo of Jean-Marie Eveillard signature appears here]
                                          Jean-Marie Eveillard
                                          President

October 25, 1999


--------
* These figures assume the immediate reinvestment of all dividends and distri-butions and do not give effect to the deduction of the Fund's sales load. (See the "Investment Results" section of this report for further informa-tion.)

                               SoGen Funds, Inc.
                               INVESTMENT RESULTS

             Comparisons of Change in Value of a $10,000 Investment
                    in SoGen Funds, Inc. and Various Indices

                            SoGen International Fund
            Average Annual Rates of Return as of September 30, 1999

                      [GRAPH OF SOGEN INTERNATIONAL FUND]

                        1 Year  5 Year  10 Year
                        ------  ------  -------
                        13.64%  8.09%    9.89%


                                                    JP Morgan Global  Consumer
                                                    Government Bond     Price
        SoGen International Fund  MSCI World Index        Index         Index

9/30/89             9624                10000             10000         10000
9/30/90             9657                 7844             10802         10616
9/30/91            11120                 9769             12371         10977
9/30/92            12545                 9670             14425         11305
9/30/93            14839                11627             15619         11617
9/30/94            16759                12506             15785         11962
9/30/95            18288                14307             18303         12266
9/30/96            20493                16262             19228         12634
9/30/97            24249                20184             19872         12914
9/30/98            21759                20212             22425         13098
9/30/99            25690                26169             22277         13443

                               SoGen Funds, Inc.
                         INVESTMENT RESULTS (continued)

                              SoGen Overseas Fund

            Average Annual Rates of Return as of September 30, 1999

                         [GRAPH OF SOGEN OVERSEAS FUND]


                                       Since Inception
                       1 Year  5 Year    (8/31/93)
                       ------  ------  ---------------
                       26.78%  9.40%       10.97%


                  SoGen Overseas Fund   MSCI EAFE Index    Consumer Price Index

8/31/93                 9625                10000                   10000
9/30/93                 9625                 9775                   10014
3/31/94                11107                10204                   10159
9/30/94                11569                10736                   10311
3/31/95                11280                10824                   10442
9/30/95                12336                11357                   10573
3/31/96                13477                12159                   10738
9/30/96                13995                12336                   10890
3/31/97                15116                12336                   11035
9/30/97                16273                13838                   11132
3/31/98                16627                14631                   11187
9/30/98                14298                12684                   11291
3/31/99                15554                15518                   11387
9/30/99                18839                16611                   11587

                                SoGen Gold Fund

            Average Annual Rates of Return as of September 30, 1999

                           [GRAPH OF SOGEN GOLD FUND]


                                         Since Inception
                        1 Year  5 Year      (8/31/93)
                        ------  ------   ---------------
                        2.55%   (9.44%)      (4.29%)


        SoGen Gold Fund   MSCI World Index  FT Gold Mines Index  Consumer Price
                                                                      Index

8/31/93      9625               10000              10000              10000
9/30/93      9644                9813               8922              10014
3/31/94     10991               10032              10826              10159
9/30/94     12098               10555              12362              10311
3/31/95     10976               10967              10264              10442
9/30/95     11784               12074              10561              10573
3/31/96     12602               13163              12414              10738
9/30/96     11707               13725               9849              10890
3/31/97     11063               14394               8706              11035
9/30/97     10082               17035               8111              11132
3/31/98      8050               18995               6091              11187
9/30/98      7191               17058               5855              11291
3/31/99      6217               21397               4622              11387
9/30/99      7657               22086               6006              11587


Performance is historical and is not indicative of future results. The Funds' results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. The MSCI EAFE Index and the MSCI World Index returns assume reinvestment of dividends and the JP Morgan Global Government Bond Index assumes that a coupon payment received in one currency is immediately reinvested back into the bonds in that country's index. The FT Gold Mines Index is only available without dividends reinvested. Unlike Fund returns, the indices do not reflect any fees or expenses.

                               SoGen Funds, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  Value stocks in several international markets have made a strong comeback since April 1999. Continued growth in the United States supported U.S. stocks despite increased market volatility related to higher interest rates, increas-ing inflationary concerns and worries about the sustainability of corporate earnings growth. Improved prospects for European economies translated into stronger local stock prices, particularly in the case of certain smaller issues held by the Funds. In Asia, Japanese equities continued to gain in the begin-ning of the first half as increasingly positive economic data pointed to a re-covery in that country. However, a much stronger yen began to pressure export oriented stocks toward the end of the period. Other Asian economies pursued their recovery from the devastating effects of the prior year's currency and economic crises.

SoGen International Fund

  The Fund's net asset value rose 12.53%* between April 1, 1999 and September 30, 1999. Several smaller stock issues were strong performers as corporate ac-tivity caused the value of these holdings to rise substantially. In the United States, Lawter International, Inc., Learonal, Inc. and Blount International, Inc. Class "A' were either bought out or taken over; similar developments oc-curred in France for Emin Leydier, and Promodes C.I. which announced a merger with Carrefour Supermarche. Fixed income securities were under pressure as in-terest rates hedged higher. Gold related securities performed poorly until the end of September when the price of gold surged. The benefit of a weaker U.S. dollar--especially against the Japanese yen, whose value strengthened consider-ably at the end of the period--was only partially reaped since the Fund contin-ued to hedge some of its foreign exposure at all times.

SoGen Overseas Fund

  The Fund's net asset value gained 21.13%* during the same period. The stronger performance can be attributed to the fact that SoGen Overseas Fund is nearly fully invested in foreign stocks. Foreign markets were generally better performers than U.S. markets over that time. The Fund has a greater percentage of its assets in European stocks: as with the case of SoGen International Fund, several of its holdings rose sharply in reaction to corporate activity (eg:
Emin Leydier, Europe 1 Communication buy-outs, Promodes C.I. merger). It also owns a higher percentage of smaller Japanese and South Korean stocks, which were strong performers for most of the period. The Fund did not fully benefit from the recent weakness in the dollar against the yen since it also kept its foreign exposure partially hedged during the period.

SoGen Gold Fund

  During the first half of the period, the price of gold continued to slide un-til the last few days of September when it rose sharply, ending the month at $298.75. The Fund's net asset value rose 23.16%* over the period, mostly when bullion rebounded as European central banks--the largest holders of the pre-cious metal--announced they would limit additional gold sales and lending over the next five years. Gold related securities held in the portfolio closed sharply higher in reaction to this announcement and in anticipation of higher profitability for mining companies.

--------
* These figures assume the immediate reinvestment of all dividends and distri-butions and do not give effect to the deduction of the Fund's sales load. (See the "Investment Results" section of this report for further informa-tion.)

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--U.S.
            Gold Related (2.49%)
    700,000 Freeport McMoRan Copper & Gold
             Inc., Preferred Series "B' (d)....   $   23,008,334 $   13,606,250
    570,000 Freeport McMoRan Copper & Gold
             Inc., Preferred Series "C' (d)....       18,252,979      9,333,750
    485,000 Freeport McMoRan Copper & Gold
             Inc., Preferred Series "D' (d)....       10,022,366      6,456,562
    300,000 Newmont Mining Corporation.........       10,803,219      7,762,500
      7,432 Case, Pomeroy & Co., Inc. Class
             "A'...............................        7,366,948      7,060,400
    400,000 Homestake Mining Company...........        6,688,384      3,675,000
                                                  -------------- --------------
                                                      76,142,230     47,894,462
                                                  -------------- --------------
            Energy (3.64%)
  3,705,000 San Juan Basin Royalty Trust (c)...       25,078,754     32,418,750
    200,000 Murphy Oil Corporation.............        8,133,903     10,812,500
  1,245,000 Kaneb Services, Inc. (a)...........        4,318,833      5,913,750
    175,000 Weatherford International, Inc.
             (a)...............................        3,938,918      5,600,000
    115,000 Burlington Resources Inc. .........        3,821,074      4,226,250
    195,000 ENSCO International Incorporated...        1,517,188      3,522,187
    175,000 North European Oil Royalty Trust...        2,483,216      2,603,125
     75,000 Patina Oil & Gas Corporation $1.78
             Conv. Pfd.........................        1,993,232      1,996,875
     35,000 Tosco Financing Trust $2.875 Conv.
             Pfd. (b)..........................        1,905,312      1,618,750
    250,241 The Home-Stake Oil & Gas Company
             (c)...............................          825,100      1,111,070
                                                  -------------- --------------
                                                      54,015,530     69,823,257
                                                  -------------- --------------
            Forest Products (3.53%)
    870,000 Rayonier Inc. .....................       31,454,005     36,540,000
    615,000 Greif Bros. Corporation Class "A'
             (c)...............................       11,017,026     17,373,750
    365,000 Longview Fibre Company.............        4,899,489      4,539,687
    195,000 Georgia-Pacific Corporation, Timber
             Group.............................        4,124,547      4,460,625
    145,000 Deltic Timber Corporation..........        2,668,634      3,298,750
     50,000 Plum Creek Timber Company, L.P. ...          189,172      1,568,750
                                                  -------------- --------------
                                                      54,352,873     67,781,562
                                                  -------------- --------------
            Agriculture (0.45%)
    105,000 Monsanto Company...................        4,447,356      3,747,187
     75,000 Deere & Company....................        1,085,027      2,901,562
     50,000 Tejon Ranch Company................          995,843      1,462,500
        497 J.G. Boswell Company...............          573,840        569,065
                                                  -------------- --------------
                                                       7,102,066      8,680,314
                                                  -------------- --------------
            Automotive (0.48%)
    365,000 Bandag Incorporated, Class "A'.....       17,059,193      9,216,250
                                                  -------------- --------------
            Building Materials (0.18%)
    250,000 Justin Industries..................        3,482,687      3,546,875
                                                  -------------- --------------
            Capital Goods (1.18%)
    445,000 Woodward Governor Company..........        8,989,190     11,097,187
    500,000 Kaiser Ventures Inc. (a)...........        6,163,495      6,468,750
      4,805 Conbraco Industries, Inc. .........        1,568,050      2,618,725
     70,000 Tennant Company....................        1,766,194      2,371,250
     10,395 Blount International, Inc. Class
             "A'...............................          131,567        140,332
                                                  -------------- --------------
                                                      18,618,496     22,696,244
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--U.S.
             (continued)
            Transportation (0.23%)
    115,468 Heartland Express, Inc. (a)........   $      194,998 $    1,630,985
     45,000 Florida East Coast Industries,
             Inc. .............................          797,861      1,409,062
     25,000 AMR Corporation (a)................          895,323      1,362,500
                                                  -------------- --------------
                                                       1,888,182      4,402,547
                                                  -------------- --------------
            Electronics (1.18%)
    500,000 UCAR International, Inc. (a).......        8,951,145     11,406,250
    345,000 BEI Technologies Inc. .............        1,971,186      4,183,125
     55,000 Franklin Electric Company, Inc. ...        3,952,656      3,630,000
    115,000 Applied Power Inc., Class "A'......        1,562,936      3,493,125
                                                  -------------- --------------
                                                      16,437,923     22,712,500
                                                  -------------- --------------
            Technology (1.19%)
    385,000 NCR Corporation (a)................       10,837,401     12,729,062
    300,000 Scott Technologies Inc. (a)........        4,345,329      5,925,000
    335,000 Evans & Sutherland Computer
             Corporation (a)...................        7,749,400      4,145,625
                                                  -------------- --------------
                                                      22,932,130     22,799,687
                                                  -------------- --------------
            Consumer Products (2.15%)
    475,000 Dole Food Company, Inc. ...........       11,228,957      9,025,000
    196,647 Allen Organ Company, Class "B'.....        6,223,084      7,472,586
    485,000 Sturm, Ruger & Company, Inc. ......        6,906,766      4,365,000
    179,174 St. John Knits International Inc.
             (a)...............................        3,078,624      4,020,665
    200,000 Jostens, Inc. .....................        3,940,385      3,825,000
     70,000 Adolph Coors Company, Class "B'....        1,363,150      3,788,750
    150,000 Furniture Brands International,
             Inc. (a)..........................          923,625      2,953,125
     95,000 Polaroid Corporation...............        1,890,822      2,470,000
     30,000 Chemed Corporation.................          929,483        907,500
    125,000 Baldwin Piano & Organ Company (a)..          917,000        890,625
    200,000 A.T. Cross Company, Class "A' (a)..        2,508,927        837,500
     51,700 Sola International Inc. (a)........          805,245        801,350
                                                  -------------- --------------
                                                      40,716,068     41,357,101
                                                  -------------- --------------
            Distribution (0.44%)
    925,000 Hancock Fabrics, Inc. .............        8,277,562      3,989,062
    143,088 Weyco Group Inc. ..................        1,457,018      3,130,050
    145,000 Guitar Center, Inc. ...............        1,635,520      1,368,437
                                                  -------------- --------------
                                                      11,370,100      8,487,549
                                                  -------------- --------------
            Health Care (0.03%)
    400,000 BEI Medical Systems Inc. (a)(c)....          681,560        625,000
                                                  -------------- --------------
            Media (1.00%)
    245,000 SBS Broadcasting SA................        6,559,869      9,493,765
     95,000 Pulitzer Inc. .....................        1,035,839      4,316,562
    138,500 GC Companies, Inc. (a).............        4,289,802      4,155,000
     34,924 Mills Music Trust (c)..............        1,055,337      1,169,954
                                                  -------------- --------------
                                                      12,940,847     19,135,281
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--U.S.
             (continued)
            Services (3.07%)
  1,515,000 Manpower Inc. .....................   $   49,770,282 $   44,124,375
    725,000 UniFirst Corporation (c)...........       10,238,952      9,968,750
    175,000 Burns International Services
             Corporation (a)...................        2,970,225      2,821,875
     77,392 KinderCare Learning Centers, Inc.
             (a)...............................          992,527      1,934,800
                                                  -------------- --------------
                                                      63,971,986     58,849,800
                                                  -------------- --------------
            Financial Companies (0.30%)
    115,000 Leucadia National Corporation......        3,539,895      2,415,000
    127,500 East Texas Financial Services, Inc.
             (c)...............................          959,375      1,832,812
     70,500 Redwood Financial, Inc. (a)(c).....          645,312        687,375
     45,000 First Federal Financial Bancorp,
             Inc. (c)..........................          490,100        511,875
     20,000 Catskill Financial Corporation.....          210,000        301,250
                                                  -------------- --------------
                                                       5,844,682      5,748,312
                                                  -------------- --------------
            Utilities (0.79%)
    185,000 CalEnergy Capital Trust 6 1/2%
             Conv. Pfd. .......................        8,826,875      7,770,000
    100,000 Midamerican Energy Holdings Co. ...        1,654,847      2,950,000
     80,000 The Montana Power Company..........          848,975      2,435,000
     65,000 IdaCorp Inc. ......................        1,604,025      1,958,125
                                                  -------------- --------------
                                                      12,934,722     15,113,125
                                                  -------------- --------------
            Real Estate (2.92%)
    555,000 Crescent Real Estate Equities
             Company...........................        8,534,899      9,990,000
    465,000 Security Capital European Realty
             (a)(e)............................        9,299,990      9,300,000
    535,000 Security Capital Group, Inc. Class
             "B' (a)(c)........................        8,305,104      7,857,812
    100,000 Security Capital U.S. Realty SICAF
             (a)...............................        2,156,450      1,700,000
    400,000 Archstone Communities Trust........        6,331,836      7,725,017
    450,000 Catellus Development Corporation
             (a)...............................        3,176,239      5,287,501
    334,625 Alico, Inc. .......................        6,441,497      4,935,719
    197,739 Regency Realty Corporation ........        4,625,320      4,152,529
    235,000 Price Enterprises, Inc. 8 3/4%
             Pfd., Series "A'..................        2,707,118      3,525,000
     41,197 Price Enterprises, Inc. ...........          114,255        323,139
     50,000 Prologis Trust Conv. 7% Pfd.,
             Series "B'........................        1,193,710      1,218,750
                                                  -------------- --------------
                                                      52,886,418     56,015,467
                                                  -------------- --------------
            Common and Preferred Stocks--Non
             U.S.
            Gold Related (3.65%)
      3,655 Bank for International Settlements
             (U.S. Tranche)....................       19,216,192     22,184,195
      2,475 Bank for International Settlements
             (French Tranche)..................       12,734,695     11,855,489
    655,000 Franco-Nevada Mining Corporation
             Ltd. .............................        6,029,399     14,153,849
  1,000,000 Harmony Gold Mining Company Ltd. ..        4,591,642      6,025,000
    750,000 Pan American Silver Corporation
             (a)...............................        2,579,121      5,461,785
  1,000,000 Gold Fields Limited................        3,662,054      4,625,001
    550,000 Meridian Gold Inc. (a).............        1,995,979      3,761,996
    407,250 St. Helena Gold Mines Ltd. ADR.....        3,408,636      1,272,656
     95,250 St. Helena Gold Mines Ltd. ........          666,203        333,375
  1,405,295 Compania Minera Arcata S.A.........          929,944        365,143
                                                  -------------- --------------
                                                      55,813,865     70,038,489
                                                  -------------- --------------
            United Kingdom (3.17%)
  4,500,000 Antofagasta Holdings plc (20)......       19,736,337     29,331,720
  2,625,000 IMI plc (6)........................       11,460,696     12,054,893

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--Non
             U.S. (continued)
            United Kingdom (continued)
  2,675,000 Royal Doulton plc (a)(11)..........   $    9,845,122 $    4,755,294
  3,000,000 McBride plc (11)...................        7,569,080      4,617,030
    425,000 Lonmin plc (20)....................        1,815,749      4,498,107
    235,000 Scottish Media Group plc (14)......        1,712,987      3,409,730
  3,000,000 Lonrho Africa plc (20).............        4,564,749      2,123,340
                                                  -------------- --------------
                                                      56,704,720     60,790,114
                                                  -------------- --------------
            Finland (0.27%)
     70,000 Vaisala Oy A (10)..................        2,304,484      5,206,766
                                                  -------------- --------------
            Sweden (0.66%)
    475,000 Investor AB "B' (19)...............        4,787,948      5,644,924
    535,000 IRO AB (6).........................        5,641,561      5,440,322
    500,000 Gorthon Lines AB "B' (8)...........        2,602,502      1,531,450
                                                  -------------- --------------
                                                      13,032,011     12,616,696
                                                  -------------- --------------
            Norway (0.21%)
    400,000 Schibsted ASA (14).................        4,255,685      3,973,252
                                                  -------------- --------------
            Denmark (0.53%)
    245,000 Carlsberg International A/S, "B'
             (11)..............................       12,770,518      9,039,552
     15,000 Kobenhavns Lufthavne A/S (8).......          660,492      1,227,478
                                                  -------------- --------------
                                                      13,431,010     10,267,030
                                                  -------------- --------------
            Netherlands (0.98%)
    325,000 Apothekers Cooperatie OPG U.A.
             (13)..............................        7,974,003      7,134,527
     55,000 Koninklijke Philips Electronics NV
             (9)...............................        1,586,844      5,555,000
    275,000 Holdingmaatschappij de Telegraaf,
             NV (14)...........................        2,087,913      5,362,884
     58,000 Koninklijke Ahrend NV (11).........          803,012        794,229
                                                  -------------- --------------
                                                      12,451,772     18,846,640
                                                  -------------- --------------
            Belgium (0.32%)
     24,500 Deceuninck Plastics Industries SA
             (5)...............................        2,693,335      6,185,086
                                                  -------------- --------------
            Germany (6.57%)
  3,395,000 Buderus AG (c)(6)..................       56,843,697     57,524,320
     19,500 Axel Springer Verlag AG (14).......        8,200,104     22,026,986
    135,000 Bertelsmann AG D.R.C. (14).........       16,802,494     16,292,533
    250,000 Hornbach Holding AG Pfd. (12)......       18,126,551     10,683,141
    265,000 Bayer AG (7).......................        5,251,002     10,519,298
    535,000 Sudzucker AG Pfd. (4)..............        8,427,302      8,494,829
      6,130 Signalbau Huber AG Pfd. (8)........          585,822        535,660
                                                  -------------- --------------
                                                     114,236,972    126,076,767
                                                  -------------- --------------
            France (9.38%)
     50,000 Promodes C.I. (12).................        1,787,334     38,949,508
    162,500 Sagem ADP (9)......................       20,123,579     26,321,555
    200,000 Legrand ADP (6)....................       15,440,898     26,193,677
     39,250 Eurafrance (19)....................       15,504,062     24,259,522
     26,950 Societe Sucriere de Pithiviers-le-
             Vieil (c)(4)......................       10,460,792     10,597,410
     15,000 Taittinger C.I. (11)...............        3,697,898      7,784,573
     70,000 NSC Groupe (c)(6)..................       12,400,388      7,377,495
    100,000 Vivendi (17).......................        3,740,783      7,027,962

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                              Cost          Value
 of Shares                                           (Note 1)       (Note 1)
 ---------                                           --------       --------

            Common and Preferred Stocks--Non
             U.S. (continued)
            France (continued)
    100,000 Gaumont SA (14)....................   $    5,117,192 $    6,553,748
     30,000 Elf Aquitaine (2)..................        1,980,088      5,242,998
     90,000 Rhone-Poulenc SA (13)..............        4,434,574      4,651,562
     40,500 Sabeton SA (c)(19).................        5,266,759      4,488,518
     65,000 Eramet SA (1)......................        3,215,549      3,608,824
     73,500 Crometal (6).......................        4,938,687      3,450,228
     38,299 Conflandey (1).....................        1,835,926      1,182,770
     10,479 Robertet SA C.I. (11)..............          781,686      1,137,912
      5,112 Robertet SA (11)...................          527,638        749,045
      8,120 Marie Brizard et Roger
             International SA (a)(11)..........        1,462,118        546,009
                                                  -------------- --------------
                                                     112,715,951    180,123,316
                                                  -------------- --------------
            Switzerland (4.80%)
     43,950 Kuhne & Nagel International AG
             (8)...............................       26,824,359     31,650,330
     41,500 Edipresse SA (14)..................       10,853,695     18,540,375
     58,500 Sika Finanz AG (5).................       14,043,828     18,216,643
      3,000 Lindt & Sprungli AG PC (11)........        2,661,221      7,599,520
     12,250 Societe Generale d'Affichage D.R.C.
             (14)..............................        2,363,406      7,155,431
      2,000 Nestle SA Registered (11)..........        2,540,747      3,760,752
     10,000 SAirgroup D.R.C. (8)...............          619,946      2,163,766
     15,000 Vetropack Holding AG (11)..........        3,101,361      1,710,342
     30,000 Pelikan Holding AG (a)(11).........        2,797,748      1,382,777
                                                  -------------- --------------
                                                      65,806,311     92,179,936
                                                  -------------- --------------
            Austria (0.15%)
     70,000 Flughafen Wien AG (8)..............        2,910,556      2,795,093
                                                  -------------- --------------
            Italy (0.18%)
  2,750,000 Montedison SpA Non Convertible
             Savings Shares (20)...............        2,489,581      3,370,118
                                                  -------------- --------------
            Spain and Portugal (0.38%)
    355,000 Espirito Santo Financial Group SA
             (16)..............................        5,840,994      5,680,000
     60,000 Corporacion Financiera Alba SA
             (19)..............................          691,324      1,656,020
                                                  -------------- --------------
                                                       6,532,318      7,336,020
                                                  -------------- --------------
            Israel (0.17%)
    550,000 The Israel Land Development Company
             Ltd. (20).........................        2,057,467      3,303,496
                                                  -------------- --------------
            Commonwealth of Independent States
             (0.06%)
    556,624 Firebird Fund, L.P. (a)(b)(e)(21)..        1,000,000      1,130,765
                                                  -------------- --------------
            Japan (10.32%)
    965,000 Fuji Photo Film Co., Ltd. (11).....       23,719,700     33,106,965
    245,000 Ito-Yokado Co., Ltd. (12)..........       11,116,314     20,265,063
    124,800 Toho Co., Ltd. (14)................       16,722,176     19,601,542
    750,000 Shimano Inc. (11)..................       14,094,126     18,011,561
  4,500,000 The Dai-Tokyo Fire & Marine
             Insurance Co., Ltd. (16)..........       25,034,160     16,495,911
  3,285,000 The Nichido Fire & Marine Insurance
             Co., Ltd. (16)....................       20,978,094     16,210,405
    180,000 Secom Co., Ltd. (15)...............        4,855,311     16,072,939
  2,775,000 Nisshinbo Industries, Inc. (11)....       20,576,931     13,693,721
  2,000,000 Aida Engineering, Ltd. (6).........       13,038,988      9,568,568
    850,000 Hitachi, Ltd. (10).................        6,393,443      9,427,578

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                              Cost          Value
  of Shares                                          (Note 1)       (Note 1)
  ---------                                          --------       --------

             Common and Preferred Stocks--Non
              U.S. (continued)
             Japan (continued)
     435,000 Chofu Seisakusho Co., Ltd. (11)...   $    8,284,147 $    8,320,566
   2,000,000 Okumura Corporation (6)...........        9,490,804      8,045,869
     275,000 Shiseido Company, Ltd. (11).......        3,157,301      4,109,879
     400,000 Shoei Co., Ltd. (19)..............        3,030,945      2,876,210
   1,352,000 Iino Kaiun Kaisha, Ltd. (8).......        3,927,452      2,401,805
                                                  -------------- --------------
                                                     184,419,892    198,208,582
                                                  -------------- --------------
             South Korea (0.08%)
      10,000 Nam Yang Dairy Products (11)......        1,577,224      1,475,545
                                                  -------------- --------------
             Hong Kong (2.76%)
 100,319,750 CDL Hotels International Limited
              (18).............................       37,432,443     34,224,277
  21,850,000 Shaw Brothers (Hong Kong) Limited
              (14).............................       24,515,109     18,846,392
                                                  -------------- --------------
                                                      61,947,552     53,070,669
                                                  -------------- --------------
             Singapore and Malaysia (0.71%)
   3,500,000 Times Publishing Limited (14).....        7,766,301      6,303,708
   2,450,000 Delgro Corporation Ltd. (19)......        4,423,270      7,282,225
                                                  -------------- --------------
                                                      12,189,571     13,585,933
                                                  -------------- --------------
             Thailand (0.14%)
     577,000 The Oriental Hotel Public Company
              Limited (18).....................        2,636,472      2,679,457
                                                  -------------- --------------
             Australia and New Zealand (2.36%)
   3,325,000 Wilson & Horton Limited 5%
              exchangeable preference shares
              (14).............................       17,124,302     13,059,536
   9,850,000 Carter Holt Harvey Limited (3)....       13,845,466     11,860,818
   8,650,000 Spotless Services Limited (15)....        4,685,083      7,625,408
  20,801,249 Shortland Properties Limited
              (c)(18)..........................        8,985,919      6,987,556
  10,000,000 Tasman Agriculture Limited
              (c)(4)...........................        6,097,469      3,876,000
   6,992,610 Evergreen Forests Limited
              (a)(c)(3)........................        2,664,431      1,806,890
                                                  -------------- --------------
                                                      53,402,670     45,216,208
                                                  -------------- --------------
             Canada (1.26%)
     815,000 Canadian Pacific Limited (20).....       13,848,879     18,592,188
     275,000 Noranda, Inc. (20)................        3,623,876      3,752,637
     100,000 InterTAN Inc. (a)(12).............          618,437      1,931,000
                                                  -------------- --------------
                                                      18,091,192     24,275,825
                                                  -------------- --------------
             Mexico (1.08%)
   6,375,000 Industrias Penoles, S.A. de C.V.
              (1)..............................       19,841,076     20,775,457
                                                  -------------- --------------
             Argentina (0.26%)
   1,750,000 Siderca S.A.I.C. (2)..............        1,279,456      3,360,504
   2,800,000 Ledesma S.A.A.I. (4)..............        2,827,215      1,680,252
                                                  -------------- --------------
                                                       4,106,671      5,040,756
                                                  -------------- --------------
             Chile (0.11%)
     205,000 Quinenco S.A. ADR (19)............        1,257,910      2,075,625
                                                  -------------- --------------
             South Africa (0.05%)
     100,000 Omni Media Corporation (14).......          643,273      1,041,667
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                              Cost          Value
  of Shares                                          (Note 1)       (Note 1)
  ---------                                          --------       --------

             Common and Preferred Stocks--Non
              U.S. (continued)
             Miscellaneous (0.40%)
     335,000 Banco Latinoamericano de
              Exportaciones S.A., Class "E'
              (BLADEX) (16)....................   $    8,886,103 $    7,663,125
                                                  -------------- --------------
             Total Common and Preferred            1,310,813,337  1,464,233,766
              Stocks...........................
                                                  -------------- --------------
  Principal
   Amount
  ---------

             Bonds, Notes and Convertible Bonds
             U.S. Dollar Convertible Bonds
              (3.56%)
 $ 1,000,000 NovaCare, Inc. 5 1/2% due
              1/15/2000 (13)...................          989,616        910,000
   5,320,000 Gold Mines of Kalgoorlie 7 1/2%
              due 2/28/2000 (1)................        5,247,129      5,280,100
   2,500,000 Medya International Ltd. 10% due
              6/28/2001 (e)(14)................        2,239,103      1,312,500
   2,500,000 International Container Terminal
              Services, Inc. 5% due 9/15/2001
              (e)(8)...........................        2,325,141      2,062,500
   6,000,000 International Container Terminal
              Services, Inc. 1 3/4% due
              3/13/2004 (8)....................        5,330,384      5,910,000
   6,000,000 Danka Business Systems plc 6 3/4%
              due 4/01/2002 (11)...............        3,890,946      4,597,500
   1,610,000 Roy F. Weston, Inc. 7% due
              4/15/2002 (6)....................        1,501,186      1,457,050
   3,750,000 Pegasus Gold Inc. 6 1/4% due
              4/30/2002 (a)(f)(1)..............        4,032,184          9,375
   2,300,000 Pegasus Gold Inc. 6 1/4% due
              4/30/2002 (a)(b)(f)(1)...........        2,021,341          5,750
   3,325,000 LUKINTER Finance BV 3 1/2% due
              5/06/2002 (2)....................        1,317,993      2,227,750
   6,500,000 Cetus Corp. 5 1/4% due 5/21/2002
              (13).............................        6,303,340      6,662,500
   3,615,000 Coeur d'Alene Mines Corporation 6%
              due 6/10/2002 (1)................        3,204,431      2,277,450
   6,000,000 Coeur d'Alene Mines Corporation 6
              3/8% due 1/31/2004 (1)...........        5,958,616      3,810,000
   3,250,000 TingYi (C.I.) Holdings 1 5/8% due
              7/17/2002 (11)...................        2,182,064      2,059,688
   3,000,000 Ashanti Goldfields Company Limited
              5 1/2% due 3/15/2003 (1).........        2,522,730      2,535,000
   3,500,000 IRSA Inversiones y
              Representaciones S.A. 4 1/2% due
              8/02/2003 (18)...................        3,575,981      3,933,125
   1,500,000 Agnico Eagle Mines Limited 3 1/2%
              due 1/27/2004 (1)................        1,192,556      1,036,875
   3,500,000 CKE Restaurants Inc. 4 1/4% due
              3/15/2004 (11)...................        2,495,190      2,283,750
   3,750,000 Halter Marine Group Inc. 4 1/2%
              due 9/15/2004 (6)................        2,740,053      2,292,188
   4,420,000 Battle Mountain Gold Company 6%
              due 1/04/2005 (1)................        3,569,536      3,116,100
  11,935,000 P.T. Inti Indorayon Utama 7% due
              5/02/2006 (f)(3).................        9,897,534      1,790,250
   2,250,000 Samsung Electronics Co. Ltd. 0%
              due 12/31/2007 (a)(9)............        1,666,617      2,857,500
   3,500,000 LG Electronics Inc. 1/4% due
              12/31/2007 (9)...................        2,567,676      3,535,000
   1,500,000 Blount International Inc. 13% due
              8/01/2009 (b)(6).................        1,500,000      1,548,750
   4,450,000 Evans & Sutherland Computer
              Corporation 6% due 3/01/2012
              (10).............................        3,547,064      3,582,250
   7,000,000 Sunbeam Corporation 0% due
              3/25/2018 (a)(b)(11).............        1,216,802      1,190,000
                                                  -------------- --------------
                                                      83,035,213     68,282,951
                                                  -------------- --------------
             U.S. Dollar Bonds and Notes
              (5.58%)
   3,800,000 Cemex SA 10% due 11/05/1999 (5)...        3,830,581      3,800,000
   1,500,000 Tubos de Acero de Mexico, S.A. 13
              3/4% due 12/08/1999 (2)..........        1,489,382      1,515,000
   2,000,000 P.T. Inti Indorayon Utama 9 1/8%
              due 10/15/2000 (f)(3)............        1,911,816        385,000
   1,000,000 Republic New York Corporation 9
              3/4% due 12/01/2000 (16).........        1,000,000      1,039,553
   5,550,000 USAir Group, Inc. 9 5/8% due
              2/02/2001 (8)....................        5,095,794      5,620,191
   3,310,000 P.T. Pabrik Kertas Tjiwi-Kimia 13
              1/4% due 8/01/2001 (3)...........        1,940,127      1,530,000
   2,000,000 P.T. Pabrik Kertas Tjiwi-Kimia 10%
              due 8/01/2004 (3)................        2,154,693      1,828,775
   2,000,000 Florsheim Group Inc. 12 3/4% due
              9/01/2002 (12)...................        1,880,391      1,985,000
   8,000,000 The Southland Corporation 5% due
              12/15/2003 (12)..................        6,658,123      6,840,000
   4,589,000 The Southland Corporation 4% due
              6/15/2004 (12)...................        3,352,098      3,533,530
   3,000,000 Anacomp, Inc. 10 7/8% due
              4/01/2004 (10)...................        3,007,108      2,925,000
     500,000 Anacomp, Inc. 10 7/8% due
              4/01/2004 (b)(10)................          520,000        487,500
   1,000,000 UCAR Global Enterprises 12% due
              1/15/2005 Series "B' (9).........        1,005,000      1,046,250
   1,500,000 Hollinger International Publishing
              8 5/8% due 3/15/2005 (14)........        1,575,000      1,485,000
   1,000,000 Hollinger International Publishing
              9 1/4% due 3/15/2007 (14)........        1,065,000        993,750

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Principal                                           Cost          Value
     Amount                                          (Note 1)       (Note 1)
   ---------                                         --------       --------

                Bonds, Notes and Convertible
                 Bonds (continued)
                U.S. Dollar Bonds and Notes
                 (continued)
 $      750,000 Polaroid Corporation 11 1/2%
                 due 2/15/2006 (11)............   $      750,000 $      781,875
     10,000,000 Riverwood International
                 Corporation 10 1/4% due
                 4/01/2006 (3).................        9,924,657      9,875,000
      5,000,000 Riverwood International
                 Corporation 10 7/8% due
                 4/01/2008 (3).................        4,874,185      4,700,000
      3,500,000 Wharf International Finance,
                 Ltd. 7 5/8% due 3/13/2007
                 (16)..........................        2,456,091      3,038,438
      1,000,000 Imperial Holly Corporation 9
                 3/4% due 12/15/2007 (4).......        1,000,000        931,250
      2,500,000 AMSC Acquisition Co. Inc. 12
                 1/4% due 4/01/2008 (10).......        2,553,215      1,875,000
      5,000,000 Grupo Televisa 13 1/4% due
                 5/15/2008 (0% @ 9/30/1999)
                 (a)(14).......................        3,539,290      4,212,500
      2,000,000 Domino's Inc. 10 3/8% due
                 1/15/2009 (11)................        1,982,671      1,905,000
      2,500,000 St. John Knits International
                 Inc. 12 1/2% due 7/01/2009
                 (b)(11).......................        2,447,873      2,300,000
      6,872,860 Federal Republic of Brazil "C'
                 8% due 4/15/2014 (22).........        2,990,275      4,377,153
      5,000,000 Federal Republic of Brazil Par
                 ZL 5 1/2% due 4/15/2024 (22)..        2,481,612      2,846,875
      2,500,000 Federal Republic of Brazil
                 Disc. ZL FRN due 4/15/2024
                 (5 7/8% @ 9/30/1999) (22).....        1,558,441      1,595,313
      6,000,000 United Mexican States Disc. FRN
                 "A' due 12/31/2019 (5 7/8% @
                 9/30/1999) (22)...............        5,076,671      5,133,750
      3,500,000 United Mexican States Disc. FRN
                 "B' due 12/31/2019 (5 7/8% @
                 9/30/1999) (22)...............        2,843,695      2,994,688
        500,000 United Mexican States Disc. FRN
                 "D' due 12/31/2019
                 (6.0675% @ 9/30/1999) (22)....          377,162        427,813
      2,000,000 Republic of Bulgaria Disc. FRN
                 "A' due 7/28/2024 (6 1/2% @
                 9/30/1999) (22)...............        1,131,491      1,380,000
     10,000,000 Bangkok Bank Public Co. 9.025%
                 due 3/15/2029 (b)(16).........        6,031,386      6,950,000
      5,500,000 Bergen Bank Floating Rate
                 Perpetual Notes (6% @
                 9/30/1999) (16)...............        3,888,750      4,079,075
      3,500,000 Den Norske Bank Floating Rate
                 Perpetual Notes (6.0875% @
                 9/30/1999) (16)...............        2,610,000      2,605,925
      3,170,000 Den Norske Bank Floating Rate
                 Perpetual Notes (5 3/4% @
                 9/30/1999) (16)...............        2,059,625      2,366,247
     10,000,000 Christiania Bank Floating Rate
                 Perpetual Notes (5.3125% @
                 9/30/1999) (16)...............        6,826,750      7,697,000
                                                  -------------- --------------
                                                     103,888,953    107,087,451
                                                  -------------- --------------
                U.S. Treasury Notes (8.20%)
     10,000,000 U.S. Treasury Note 3 5/8% due
                 7/15/2002 (22)................       10,019,999     10,337,000
     25,000,000 U.S. Treasury Note 7 1/2% due
                 2/15/2005 (22)................       26,251,563     26,726,575
     25,000,000 U.S. Treasury Note 5 3/8% due
                 2/15/2006 (22)................       23,946,374     24,492,200
     40,000,000 U.S. Treasury Note 3 3/8% due
                 1/15/2007 (22)................       40,137,211     40,200,000
     25,000,000 U.S. Treasury Note 6 1/4% due
                 2/15/2007 (22)................       25,132,167     25,234,375
     20,000,000 U.S. Treasury Zero Coupon Strip
                 due 11/15/2007 (a)(22)........       12,434,730     12,151,360
     10,000,000 U.S. Treasury Note 8 3/4% due
                 11/15/2008 (22)...............       11,314,688     10,953,130
      5,000,000 U.S. Treasury Note 11 1/4% due
                 2/15/2015 (22)................        7,791,406      7,335,940
                                                  -------------- --------------
                                                     157,028,138    157,430,580
                                                  -------------- --------------
                Non U.S. Dollar Convertible
                 Bonds (1.27%)
 FRF 89,136,060 Immobiliere Hoteliere 5% due
                 1/01/2001 (18)................       12,923,624      7,306,757
 JPY350,000,000 Hanshin Electric Railway Co.,
                 Ltd. 1 1/2% due 9/30/2005
                 (8)...........................        2,752,277      3,177,930
 CAD  1,600,000 Noranda Inc. 5% due 4/30/2007
                 (20)..........................        1,035,988      1,012,727
 GBP  6,500,000 Berisford plc 5% due 1/31/2015
                 (11)..........................        5,935,146     12,865,548
                                                  -------------- --------------
                                                      22,647,035     24,362,962
                                                  -------------- --------------
                Non U.S. Dollar Bonds and Notes
                 (0.85%)
 CAD  2,500,000 Bell Canada 8 1/2% due
                 6/09/2003 (17)................        1,734,556      1,829,613
 FRF 65,685,000 United Mexican States Par 6.63%
                 due 12/31/2019 (22)...........        8,693,016      7,749,837
 CHF  5,500,000 Air Canada 6 1/4% Perpetual
                 Notes (8).....................        1,743,936      3,447,356
 NZD  3,000,000 Telecom Corp. of New Zealand 9
                 1/4% due 7/01/2002 (17).......        1,839,328      1,627,145
 NZD  3,150,000 Evergreen Forest Limited 0% due
                 3/19/2009 (a)(3)..............        1,676,033      1,725,595
                                                  -------------- --------------
                                                      15,686,869     16,379,546
                                                  -------------- --------------
                Total Bonds, Notes and               382,286,208    373,543,490
                 Convertible Bonds.............
                                                  -------------- --------------

                            SoGen International Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  Principal                                         Cost           Value
   Amount                                         (Note 1)        (Note 1)
  ---------                                       --------        --------

             Short-Term Investments (4.22%)
 $30,861,000 FMC Corp. 5.90% due
              10/01/1999....................   $   30,861,000  $   30,861,000
  10,538,000 Toys "R' Us Inc. 5.45% due
              10/05/1999....................       10,531,619      10,531,619
   4,186,000 Pearson Inc. 5.55% due
              10/07/1999....................        4,182,128       4,182,128
  13,821,000 Toys "R' Us Inc. 5 1/2% due
              10/08/1999....................       13,806,219      13,806,219
  11,311,000 Omnicom Finance Inc. 5.40% due
              10/08/1999....................       11,299,123      11,299,123
  10,267,000 Georgia-Pacific Corp. 5.60% due
              10/12/1999....................       10,249,432      10,249,432
                                               --------------  --------------
             Total Short-Term Investments...       80,929,521      80,929,521
                                               --------------  --------------
             Total Investments (99.94%).....   $1,774,029,066*  1,918,706,777**
                                               ==============
             Other assets in excess of
              liabilities (0.06%)...........                        1,209,720
                                                               --------------
             Net assets (100.00%)...........                   $1,919,916,497
                                                               ==============

                           SoGen International Fund

                       NOTES TO SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1999
                                  (UNAUDITED)

(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting se-curities. Following is a summary of transactions with each such affiliate for the six months ended September 30, 1999.

                                                Purchases            Sales        Realized     Dividend
                  Affiliate                 Shares     Cost     Shares    Cost   Gain/(Loss)    Income
  ----------------------------------------------------------------------------------------------------
   San Juan Basin Royalty Trust                 --         --        --      --          --   $1,049,249
   The Home-Stake Oil & Gas Company             --         --        --      --          --       10,010
   Greif Bros. Corporation Class "A'            --         --        --      --          --      147,600
   BEI Medical Systems Inc.                     --         --        --      --          --          --
   Mills Music Trust                            --         --        --      --          --       30,579
   UniFirst Corporation                         --         --        --      --          --       54,375
   East Texas Financial Services, Inc.          --         --        --      --          --       12,750
   Redwood Financial, Inc.                      --         --      7,000 $82,122     $12,122         --
   First Federal Financial Bancorp, Inc.        --         --        --      --          --        6,300
   Security Capital Group, Inc. Class "B'   241,550 $3,545,110       --      --          --          --
   Buderus AG+                               11,000    989,420       --      --          --          --
   Societe Sucriere de Pithiviers-le-Vieil       62     24,419       --      --          --      240,987
   NSC Groupe                                   --         --        579  56,277     (58,879)    251,823
   Sabeton SA                                   --         --      3,000 344,069    (294,220)     86,150
   Shortland Properties Limited                 --         --        --      --          --          232
   Tasman Agriculture Limited                   --         --        --      --          --          --
   Evergreen Forests Limited                    --         --  2,357,390 898,249    (295,736)        --

  + 26 for 1 stock split on July 19, 1999.

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e) Security for which there are less than three market makers.

(f) In default as to principal and interest.

 * At September 30, 1999 cost is substantially identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at September
   30, 1999, based on cost for federal income tax purposes, were $331,321,578 and $186,643,867, respectively (net appreciation was $144,677,711).

   Foreign Currencies       Industry Classifications
   ------------------       ------------------------
   FRF--French Franc         (1) Metals & Minerals   (12) Distribution
   JPY--Japanese Yen         (2) Energy              (13) Health Care
   CAD--Canadian Dollar      (3) Forest Products     (14) Media
   GBP--Pound Sterling       (4) Agriculture         (15) Services
   CHF--Swiss Franc          (5) Building Materials  (16) Financial Institutions
   NZD--New Zealand Dollar   (6) Capital Goods       (17) Utilities
                             (7) Chemicals           (18) Real Estate
                             (8) Transportation      (19) Holding Companies
                             (9) Electronics         (20) Conglomerate
                            (10) Technology          (21) Investment Companies
                            (11) Consumer Products   (22) Government Issues

   Bond Types
   ----------
   FRN--Floating Rate Note
   "C'--Capitalization
--------
See Notes to Financial Statements.

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                                 Cost        Value
 of Shares                                              (Note 1)     (Note 1)
 ---------                                              --------     --------

            Common and Preferred Stocks
            United Kingdom and Ireland (6.61%)
  2,175,000 Antofagasta Holdings plc (21)..........   $ 10,404,935 $ 14,176,998
  1,525,000 IMI plc (11)...........................      6,596,092    7,003,319
  2,000,000 Royal Doulton plc (a)(12)..............      6,293,292    3,555,360
    700,000 Greencore Group plc (4)................      1,918,345    2,088,674
  1,000,000 McBride plc (12).......................      2,254,106    1,539,010
    100,000 Scottish Media Group plc (15)..........        621,771    1,450,949
  1,000,000 Aggregate Industries plc (6)...........        411,828    1,115,165
  1,500,000 Lonrho Africa plc (21).................      2,324,804    1,061,670
     50,000 Lonmin plc (21)........................        249,264      529,189
                                                      ------------ ------------
                                                        31,074,437   32,520,334
                                                      ------------ ------------
            Finland (0.11%)
      7,000 Vaisala Oy A (11)......................        197,491      520,677
                                                      ------------ ------------
            Sweden (1.38%)
    300,000 IRO AB (7).............................      3,255,070    3,050,648
     95,000 Vossloh AG (6).........................      2,338,308    2,024,735
    315,000 Gorthon Lines AB "B' (9)...............      1,614,821      964,813
     65,000 Investor AB "B' (20)...................        642,001      772,463
                                                      ------------ ------------
                                                         7,850,200    6,812,659
                                                      ------------ ------------
            Norway (0.09%)
     45,000 Schibsted ASA (15).....................        498,514      446,991
                                                      ------------ ------------
            Denmark (0.42%)
     45,000 Carlsberg International A/S "B' (12)...      1,973,552    1,660,326
      5,000 Kobenhavns Lufthavne A/S (9)...........        217,588      409,159
                                                      ------------ ------------
                                                         2,191,140    2,069,485
                                                      ------------ ------------
            Netherlands (1.78%)
    175,000 Apothekers Cooperatie OPG U.A. (14)....      4,458,264    3,841,668
    177,000 Koninklijke Ahrend NV (12).............      2,453,070    2,423,768
     85,000 Holdingmaatschappij de Telegraaf NV
             (15)..................................      1,327,870    1,657,619
      8,500 Koninklijke Philips Electronics N.V.
             (10)..................................        304,262      858,500
                                                      ------------ ------------
                                                         8,543,466    8,781,555
                                                      ------------ ------------
            Belgium (0.18%)
      3,500 Deceuninck Plastics Industries SA (6)..        478,997      883,584
                                                      ------------ ------------
            Germany (9.05%)
  1,155,000 Buderus AG (7).........................     18,573,806   19,570,129
      6,500 Axel Springer Verlag AG (15)...........      2,691,842    7,342,329
    125,000 Hornbach Holding AG Pfd. (13)..........      9,828,810    5,341,571
     40,000 Bertelsmann AG D.R.C. (15).............      5,092,215    4,827,417
    175,000 Sudzucker AG Pfd. (12).................      2,755,749    2,778,682
     45,000 Bayer AG (8)...........................      1,006,215    1,786,296
     91,300 Gerresheimer Glas AG (7)...............      1,252,642    1,542,107
      4,500 Friederich Grohe AG Pfd. (6)...........      1,327,554    1,371,971
                                                      ------------ ------------
                                                        42,528,833   44,560,502
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                                 Cost        Value
 of Shares                                              (Note 1)     (Note 1)
 ---------                                              --------     --------

            Common and Preferred Stocks (continued)
            France (12.91%)
     95,000 Sagem ADP (10).........................   $ 11,389,064 $ 15,387,986
     75,750 Legrand ADP (7)........................      7,053,320    9,920,855
      9,750 Eurafrance (20)........................      3,842,504    6,026,251
      7,350 Promodes C.I. (13).....................        892,823    5,725,578
      7,000 Taittinger C.I. (12)...................      1,793,446    3,632,801
     50,000 Rhone-Poulenc SA (14)..................      2,471,488    2,584,201
      6,500 Societe Sucriere de Pithiviers-le-Vieil
             (4)...................................      2,808,730    2,555,962
     23,815 NSC Groupe (7).........................      4,160,622    2,509,929
  1,350,000 FINEL (b)(c)(3)........................      2,277,010    2,377,405
     12,000 Elf Aquitaine (2)......................        798,125    2,097,199
     24,500 Gaumont SA (15)........................      1,269,718    1,605,668
      9,075 Robertet SA (12).......................      1,731,139    1,329,731
      7,856 Robertet SA C.I. (12)..................      1,120,564      853,081
     23,500 Rougier SA (3).........................      1,702,604    1,227,096
     15,000 Vivendi (18)...........................        689,106    1,054,194
      8,000 Sabeton SA (20)........................      1,364,079      886,621
      7,500 Societe Francaise des Papiers Peints
             (12)..................................        741,390      791,845
     23,801 Conflandey (1).........................      1,306,544      735,035
     10,000 Burelle SA (5).........................        443,781      655,375
     12,000 Carbone Lorraine SA (10)...............        631,723      639,390
     12,000 Crometal (7)...........................        782,894      563,303
      7,000 Eramet (1).............................        320,531      388,643
                                                      ------------ ------------
                                                        49,591,205   63,548,149
                                                      ------------ ------------
            Switzerland (11.53%)
     24,150 Kuhne & Nagel International AG (9).....     14,480,773   17,391,478
     30,000 Edipresse SA (15)......................      6,299,295   13,402,681
      1,935 Bank for International Settlements
             (U.S. Tranche) (17)...................     13,948,780   11,744,574
        965 Bank for International Settlements
             (French Tranche) (17).................      6,964,319    4,622,443
     14,250 Sika Finanz AG (6).....................      3,402,099    4,437,387
      5,400 Societe Generale d'Affichage D.R.C.
             (15)..................................      1,520,179    3,154,231
        575 Lindt & Sprungli AG PC (12)............        751,682    1,456,575
        300 Nestle SA Registered (12)..............        371,906      564,113
                                                      ------------ ------------
                                                        47,739,033   56,773,482
                                                      ------------ ------------
            Austria (0.08%)
     10,000 Flughafen Wien AG (9)..................        415,624      399,299
                                                      ------------ ------------
            Italy (0.12%)
    500,000 Montedison SpA Non Convertible Savings
             (21)..................................        529,986      612,749
                                                      ------------ ------------
            Spain and Portugal (1.36%)
    205,000 Espirito Santo Financial Group SA ADR
             (17)..................................      3,377,439    3,280,000
    375,000 Energia e Industrias Aragonesas SA
             (8)...................................      1,970,791    2,062,033
    115,000 Compania de Celulose do Caima SA (3)...      1,697,693    1,361,528
                                                      ------------ ------------
                                                         7,045,923    6,703,561
                                                      ------------ ------------
            Turkey (0.30%)
  1,842,000 Usas Ucak Servisi (16).................      1,696,304    1,477,594
                                                      ------------ ------------
            Israel (0.16%)
    275,000 Super-Sol (13).........................        529,949      766,745
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                                 Cost        Value
 of Shares                                              (Note 1)     (Note 1)
 ---------                                              --------     --------

            Common and Preferred Stocks (continued)
            Commonwealth of Independent States
             (0.75%)
    672,461 Firebird Fund, L.P. (a)(b)(c)(22)......   $    683,593 $  1,297,508
      9,000 Baltic Republics Fund (a)(b)(c)(22)....        905,750      639,000
    100,000 First NIS Regional Fund SICAF
             (b)(c)(22)............................      1,000,000      637,500
     10,265 Firebird Republics Fund, Ltd. Class "A'
             (a)(b)(c)(22).........................      1,675,000      605,041
      5,000 M.J. Whitman Global Value Fund, L.P.
             (a)(b)(c)(22).........................        500,000      518,846
                                                      ------------ ------------
                                                         4,764,343    3,697,895
                                                      ------------ ------------
            Japan (19.64%)
  1,705,000 The Nichido Fire & Marine Insurance
             Co., Ltd. (17)........................     10,609,481    8,413,620
  2,250,000 The Dai-Tokyo Fire & Marine Insurance
             Co., Ltd. (17)........................     12,021,617    8,247,956
  1,625,000 Nisshinbo Industries, Inc. (12)........     12,453,859    8,018,846
     40,000 Toho Co., Ltd. (15)....................      5,649,013    6,282,545
  1,500,000 Okumura Corporation (16)...............      7,582,739    6,034,402
    250,000 Shimano Inc. (12)......................      4,480,527    6,003,854
    165,000 Fuji Photo Film Co., Ltd. (12).........      3,968,709    5,660,776
  1,175,000 Aida Engineering, Ltd. (7).............      7,152,910    5,621,534
    775,000 Tachi-S Co., Ltd. (5)..................      7,330,518    5,572,657
    245,000 Chofu Seisakusho Co., Ltd. (12)........      4,101,079    4,686,296
     50,000 Ito-Yokado Co., Ltd. (13)..............      2,454,900    4,135,727
    565,000 Shoei Co., Ltd. (20)...................      5,200,358    4,062,647
    679,430 Sotoh Co., Ltd. (12)...................      5,949,883    3,959,457
    145,000 T. Hasegawa Co., Ltd. (12).............      2,153,660    3,748,003
     40,000 Secom Co., Ltd. (16)...................      1,065,234    3,571,764
    400,000 Yomeishu Seizo Co., Ltd. (12)..........      2,503,226    2,819,814
     25,000 Hitachi, Ltd. ADR (11).................      2,097,661    2,728,125
     95,000 Nitto Kohki Co., Ltd. (7)..............        696,358    2,187,706
     50,000 Mandom Corporation (12)................        333,206    1,832,879
    125,000 Sonton Food Industry Co., Ltd. (12)....      1,293,963    1,245,418
    603,000 Iino Kaiun Kaisha, Ltd. (9)............      1,539,603    1,071,219
    250,000 The Dowa Fire & Marine Insurance Co.,
             Ltd. (17).............................        854,465      808,347
                                                      ------------ ------------
                                                       101,492,969   96,713,592
                                                      ------------ ------------
            South Korea (2.16%)
     38,170 Nam Yang Dairy Products Pfd. (12)......        609,426    5,365,450
     10,000 Nam Yang Dairy Products (12)...........        863,352    1,475,545
     85,000 Fursys Incorporated (12)...............      1,361,702    1,893,547
     50,000 Dong Ah Tire Industry Co., Ltd.
             (a)(5)................................      2,826,036    1,623,510
     15,000 Daeduck Electronics Co., Ltd. (10).....         53,039      166,461
     10,000 Daeduck Industries (10)................         23,397      102,754
                                                      ------------ ------------
                                                         5,736,952   10,627,267
                                                      ------------ ------------
            Hong Kong (5.10%)
 43,730,912 CDL Hotels International Limited (19)..     16,675,040   14,918,885
 11,365,000 Shaw Brothers (Hong Kong) Limited
             (15)..................................     13,350,459    9,802,711
  3,000,000 China-Hong Kong Photo Products Holdings
             Limited (12)..........................        290,047      366,899
                                                      ------------ ------------
                                                        30,315,546   25,088,495
                                                      ------------ ------------
            Singapore and Malaysia (1.91%)
  1,150,000 Delgro Corporation Ltd. (20)...........      1,378,085    3,418,187
  1,650,000 Times Publishing Limited (15)..........      3,528,770    2,971,748
  1,725,000 Clipsal Industries Ltd. (6)............      2,294,312    1,673,250

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                                 Cost        Value
 of Shares                                              (Note 1)     (Note 1)
 ---------                                              --------     --------

            Common and Preferred Stocks (continued)
            Singapore and Malaysia (continued)
    400,000 Genting Berhad (12)....................   $    736,615 $  1,336,842
                                                      ------------ ------------
                                                         7,937,782    9,400,027
                                                      ------------ ------------
            Thailand (0.10%)
    110,000 Oriental Hotel PCL (19)................        482,186      510,815
                                                      ------------ ------------
            Vietnam (0.11%)
    162,900 The Lazard Vietnam Fund Limited
             (a)(b)(c)(22).........................        448,873      407,250
     42,800 The Vietnam Frontier Fund
             (a)(b)(c)(22).........................        440,840      155,150
                                                      ------------ ------------
                                                           889,713      562,400
                                                      ------------ ------------
            India and Pakistan (0.10%)
     10,000 The Spartek Emerging Opportunities of
             India Fund (a)(b)(c)(22)..............      1,035,000      502,900
                                                      ------------ ------------
            Australia and New Zealand (4.68%)
  1,579,314 Wilson & Horton Limited 5% exchangeable
             preference shares (15)................      8,233,537    6,203,040
  4,850,000 Carter Holt Harvey Limited (3).........      7,583,955    5,840,098
  3,675,000 Spotless Services Limited (16).........      2,170,406    3,239,696
  8,526,499 Shortland Properties Limited (19)......      4,241,883    2,864,222
  6,000,000 Tasman Agriculture Limited (4).........      4,113,740    2,325,600
  5,500,000 Evergreen Forests Limited (a)(3).......      2,374,634    1,421,200
    300,000 Radio Pacific Limited (15).............        544,139    1,124,040
                                                      ------------ ------------
                                                        29,262,294   23,017,896
                                                      ------------ ------------
            Canada (0.77%)
     95,000 Canadian Pacific Limited (21)..........      1,441,089    2,167,188
     25,000 Franco-Nevada Mining Corp. Ltd. (24)...        328,959      540,223
     50,000 Fletcher Challenge Energy (2)..........        536,605      503,641
     25,000 Noranda Inc. (21)......................        304,355      341,149
     45,000 Legacy Hotels REIT (19)................        184,947      255,734
                                                      ------------ ------------
                                                         2,795,955    3,807,935
                                                      ------------ ------------
            Mexico (1.79%)
  2,705,000 Industrias Penoles, S.A. de C.V. (1)...     10,651,859    8,815,311
                                                      ------------ ------------
            Argentina (0.34%)
    450,000 Siderca S.A.I.C. (2)...................        265,818      864,130
  1,000,000 Ledesma S.A.A.I. (4)...................      1,074,157      600,090
    200,001 Cresud S.A.C.I.F. y A. (4).............        269,687      218,033
                                                      ------------ ------------
                                                         1,609,662    1,682,253
                                                      ------------ ------------
            South Africa (0.00%)
     43,200 Stellenbosch Farmers' Winery Group
             Limited (4)...........................         45,289       18,720
                                                      ------------ ------------
            Miscellaneous (3.07%)
    310,000 Security Capital European Realty
             (a)(c)(19)............................      6,200,000    6,200,000
    350,000 Freeport McMoRan Copper & Gold Inc.,
             Preferred Series "D' (d)(24)..........      6,477,283    4,659,375
     50,000 SBS Broadcasting SA (15)...............      1,328,473    1,937,508
     55,000 Banco Latinoamericano de Exportaciones
             S.A. Class "E' (BLADEX) (17)..........      1,525,311    1,258,125
    400,000 Jardine Strategic Holdings (20)........        604,197      816,000
     15,000 North European Oil Royalty Trust (2)...        191,838      223,125
                                                      ------------ ------------
                                                        16,327,102   15,094,133
                                                      ------------ ------------
            Total Common and Preferred Stocks......    414,257,754  426,417,005
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Principal                                           Cost         Value
     Amount                                          (Note 1)      (Note 1)
   ---------                                         --------      --------

                Bonds, Notes and Convertible
                 Bonds
                U.S. Dollar Convertible Bonds
                 (3.93%)
 $    2,000,000 Medya International Ltd. 10% due
                 6/28/2001 (c)(15)..............   $  1,805,917  $  1,050,000
      1,250,000 International Container Terminal
                 Services, Inc. 5% due 9/15/2001
                 (c)(9).........................      1,147,055     1,031,250
      6,450,000 International Container Terminal
                 Services, Inc. 1 3/4% due
                 3/13/2004 (9)..................      5,725,476     6,353,250
      3,500,000 Danka Business Systems plc 6
                 3/4% due 4/01/2002 (12)........      2,942,232     2,681,875
      1,750,000 TingYi (C.I.) Holdings 1 5/8%
                 due 7/17/2002 (12).............      1,331,518     1,109,062
      2,150,000 IRSA Inversiones y
                 Representaciones S.A. 4 1/2%
                 due 8/02/2003 (19).............      2,231,399     2,416,062
      6,500,000 P.T. Inti Indorayon Utama 7% due
                 5/02/2006 (e)(3)...............      5,245,212       975,000
      3,930,000 Tipco Asphalt Public Co. Ltd. 2
                 3/4% due 9/19/2006 (6).........      3,386,895     3,753,150
                                                   ------------  ------------
                                                     23,815,704    19,369,649
                                                   ------------  ------------
                U.S. Dollar Bonds and Notes
                 (2.35%)
      1,000,000 P.T. Inti Indorayon Utama 9 1/8%
                 due 10/15/2000 (e)(3)..........        943,563       192,500
      1,000,000 P.T. Pabrik Kertas Tjiwi-Kimia
                 13 1/4% due 8/01/2001 (3)......        911,565       765,000
      1,790,000 P.T. Pabrik Kertas Tjiwi-Kimia
                 10% due 08/01/2004 (3).........      1,178,209       988,975
      1,275,000 LUKINTER Finance BV 3 1/2% due
                 5/06/2002 (2)..................        994,548       854,250
      1,000,000 Republic National Bank NY
                 Brazil-Linked CD'S 9.65% due
                 5/01/2003 (17).................        998,498       830,000
      1,500,000 Wharf International Finance Ltd.
                 7 5/8% due 3/07/2007 (17)......      1,283,138     1,302,187
      2,500,000 United Mexican States Disc. FRN
                 "D' due 12/31/2019
                 (6.0675% @ 9/30/1999) (23).....      2,116,867     2,139,062
      2,000,000 United Mexican States Disc. FRN
                 "A' due 12/31/2019
                 (5.875% @ 9/30/1999) (23)......      1,612,227     1,711,250
      1,000,000 Republic of Bulgaria Disc. FRN
                 "A' due 7/28/2024 (6 1/2% @
                 9/30/1999) (23)................        562,704       690,000
      3,000,000 Bangkok Bank Public Co. 9.025%
                 due 3/15/2029 (b)(23)..........      1,810,006     2,085,000
                                                   ------------  ------------
                                                     12,411,325    11,558,224
                                                   ------------  ------------
                Non U.S. Dollar Convertible
                 Bonds (1.75%)
 FRF 41,509,260 Immobiliere Hoteliere 5% due
                 1/01/2001 (19).................      6,473,452     3,402,642
 JPY200,000,000 Hanshin Railway Co., Ltd. 1 1/2%
                 due 9/30/2005 (9)..............      1,569,215     1,815,960
 GBP  1,725,000 Berisford plc 5% due 1/31/2015
                 (12)...........................      1,560,046     3,414,318
                                                   ------------  ------------
                                                      9,602,713     8,632,920
                                                   ------------  ------------
                Non U.S. Dollar Bonds and Notes
                 (0.52%)
 FRF 21,500,000 United Mexican States Par 6.63%
                 due 12/31/2019 (23)............      2,519,038     2,536,675
                                                   ------------  ------------
                Total Bonds, Notes and
                 Convertible Bonds..............     48,348,780    42,097,468
                                                   ------------  ------------
                Short-Term Investments (2.85%)
 $    4,030,000 FMC Corp. 5.90% due 10/01/1999..      4,030,000     4,030,000
      9,995,000 Toys "R' Us Inc. 5 1/2% due
                 10/08/1999.....................      9,984,311     9,984,311
                                                   ------------  ------------
                Total Short-Term Investments....     14,014,311    14,014,311
                                                   ------------  ------------
                Total Investments (98.00%)......   $476,620,845*  482,528,784**
                                                   ============
                Other assets in excess of
                 liabilities (2.00%)............                    9,828,982
                                                                 ------------
                Net assets (100.00%)............                 $492,357,766
                                                                 ============

                              SoGen Overseas Fund

                       NOTES TO SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1999
                                  (UNAUDITED)

(a) Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c) Security for which there are less than three market makers.
(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e) In default as to principal and interest.
 * At September 30, 1999 cost is substantially identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1999 were $78,754,055 and $72,846,116, respectively (net appreciation was $5,907,939).

Foreign Currencies   Industry Classifications
------------------   ------------------------
FRF--French Franc     (1) Metals and Minerals       (13) Distribution
JPY--Japanese Yen     (2) Energy                    (14) Health Care
GBP--Pound Sterling   (3) Paper and Forest Products (15) Media
                      (4) Agriculture               (16) Services
                      (5) Automotive                (17) Financial Services
                      (6) Building Materials        (18) Utilities
                      (7) Capital Goods             (19) Real Estate
                      (8) Chemicals                 (20) Holding Companies
                      (9) Transportation            (21) Conglomerates
                     (10) Electronics               (22) Investment Companies
                     (11) Technology                (23) Government Issues
                     (12) Consumer Products         (24) Gold Related

Bond Type
---------                ---
FRN--Floating Rate Note

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

   Number                                                  Cost        Value
 of Shares                                               (Note 1)    (Note 1)
 ---------                                               --------    --------

            Common and Preferred Stocks
            United States (39.24%)
    123,100 Freeport McMoRan Copper & Gold Inc.,
             Preferred Series "C' (c)................   $ 4,378,282 $ 2,015,762
     85,000 Freeport McMoRan Copper & Gold Inc.,
             Preferred Series "D' (c)................     1,792,629   1,131,562
     35,000 Freeport McMoRan Copper & Gold Inc.,
             Preferred Series "B' (c)................     1,291,475     680,313
     55,000 Newmont Mining Corporation...............     1,751,037   1,423,125
    100,000 Homestake Mining Company.................       908,051     917,550
        750 Case, Pomeroy & Co., Inc. Class "A'......       777,730     712,500
    185,000 Battle Mountain Gold Company Class "A'...       987,001     601,250
                                                        ----------- -----------
                                                         11,886,205   7,482,062
                                                        ----------- -----------
            Canada (15.75%)
     50,000 Franco-Nevada Mining Corporation Ltd.....       642,607   1,080,446
    175,000 Kinross Gold Corporation.................       513,354     490,710
     71,000 CSA Management Limited Class "A'.........       418,800     471,143
     30,000 Placer Dome Inc..........................       338,538     446,250
     45,000 Meridian Gold Inc. (a)...................       163,307     307,800
     20,000 Pan American Silver Corporation (a)......        66,842     145,648
    100,000 Miramar Mining Corporation (a)...........       202,289      62,615
                                                        ----------- -----------
                                                          2,345,737   3,004,612
                                                        ----------- -----------
            Australia (2.27%)
    800,000 Otter Gold Mines Limited (a).............       693,717     417,920
    230,000 Otter Gold Mines Limited Warrants (a)....             0      15,019
                                                        ----------- -----------
                                                            693,717     432,939
                                                        ----------- -----------
            South Africa (25.03%)
    185,000 Harmony Gold Mining Company Ltd..........       848,664   1,114,625
    232,500 Gold Fields Limited......................       909,143   1,075,310
    170,000 Gold Fields Limited ADR..................       999,230     786,250
     30,000 Anglogold Limited ADR....................       702,714     943,125
    125,000 St. Helena Gold Mines Ltd. ADR...........     1,034,855     390,625
     50,000 St. Helena Gold Mines Ltd................       147,538     175,000
  1,500,000 Consolidated African Mines Limited.......       213,392     287,500
                                                        ----------- -----------
                                                          4,855,536   4,772,435
                                                        ----------- -----------
            Switzerland (4.90%)
        100 Bank for International Settlements
             (French Tranche)........................       672,277     479,010
         75 Bank for International Settlements (U.S.
             Tranche)................................       549,844     455,216
                                                        ----------- -----------
                                                          1,222,121     934,226
                                                        ----------- -----------
            Miscellaneous (10.62%)
    400,000 Industrias Penoles, S.A. de C.V. ........     1,023,667   1,303,558
  1,759,814 Compania Minera Arcata S.A. .............     1,387,541     457,259
     25,000 Lonmin plc...............................       127,216     264,595
                                                        ----------- -----------
                                                          2,538,424   2,025,412
                                                        ----------- -----------
            Total Common and Preferred Stocks........    23,541,740  18,651,686
                                                        ----------- -----------

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1999
                                  (UNAUDITED)

 Principal                                              Cost         Value
   Amount                                             (Note 1)     (Note 1)
 ---------                                            --------     --------

            Bonds, Notes and Convertible Bonds
            U.S. Dollar Convertible Bonds (0.01%)
   $350,000 Pegasus Gold Inc. 6 1/4% due 4/30/2002
             (a)(d)...............................   $   385,500  $       875
    250,000 Pegasus Gold Inc. 6 1/4% due 4/30/2002
             (a)(b)(d)............................       220,952          625
                                                     -----------  -----------
            Total Bonds, Notes and Convertible
             Bonds................................       606,452        1,500
                                                     -----------  -----------
            Short-Term Investment (3.39%)
    647,000 FMC Corp. 5.90% due 10/01/1999........       647,000      647,000
                                                     -----------  -----------
            Total Investments (101.21%)...........   $24,795,192*  19,300,186**
                                                     ===========
            Other liabilities in excess of assets
             (-1.21%).............................                   (231,070)
                                                                  -----------
            Net assets (100.00%)..................                $19,069,116
                                                                  ===========

--------
(a) Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d) In default as to principal and interest.
 * At September 30, 1999 cost is substantially identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1999 were $2,037,090 and $7,532,096, respectively (net depreciation was $5,495,006).
--------
See Notes to Financial Statements.

                                SoGen Money Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

 Credit  Principal                                         Cost        Value
 Rating+   Amount                                        (Note 1)    (Note 1)
 ------- ----------                                      --------    --------
                    Commercial Paper (104.56%)
   A1    $1,900,000 Air Products and Chemicals, Inc.
                    5.75% due 10/01/1999.............   $ 1,900,000 $ 1,900,000
   A1     1,000,000 The BOC Group, Inc. 5.60% due
                    10/01/1999.......................     1,000,000   1,000,000
   A1       828,000 Ford Motor Credit Company 5.35%
                    due 10/01/1999...................       828,000     828,000
   A1+      301,000 Toyota Motor Credit Corporation
                    5.27% due 10/01/1999.............       301,000     301,000
   A1       300,000 Motorola, Inc. 5.27% due
                    10/01/1999.......................       300,000     300,000
   A1+      200,000 General Electric Capital
                    Corporation 5.30% due
                    10/01/1999.......................       200,000     200,000
   A1     1,647,000 The Sherwin-Williams Company
                    5.28% due 10/04/1999.............     1,646,275   1,646,275
   A1+    1,000,000 Abbott Laboratories 5.26% due
                    10/04/1999.......................       999,562     999,562
   A1+      900,000 Merrill Lynch & Co., Inc. 5.28%
                    due 10/04/1999...................       899,604     899,604
   A1+      747,000 Merrill Lynch & Co., Inc. 5.28%
                    due 10/04/1999...................       746,671     746,671
   A1+      589,000 AT&T Corp. 5.24% due 10/04/1999..       588,743     588,743
   A1       300,000 The Sherwin-Williams Company
                    5.28% due 10/04/1999.............       299,868     299,868
   A1+    1,891,000 Wal-Mart Stores, Inc. 5.28% due
                    10/05/1999.......................     1,889,891   1,889,891
   A1+      800,000 Pfizer Inc. 5.26% due
                    10/05/1999.......................       799,532     799,532
   A1       500,000 H.J. Heinz Company 5.23% due
                    10/05/1999.......................       499,709     499,709
   A1+      400,000 Warner-Lambert Company 5.33% due
                    10/05/1999.......................       399,763     399,763
   A1       953,000 General Motors Acceptance Company
                    5.24% due 10/06/1999.............       952,306     952,306
   A1       799,000 Ford Motor Credit Company 5.24%
                    due 10/06/1999...................       798,419     798,419
   A1       251,000 The Walt Disney Company 5.27% due
                    10/06/1999.......................       250,816     250,816
   A1     1,926,000 Prudential Funding Corporation
                    5.25% due 10/07/1999.............     1,924,315   1,924,315
   A1     1,500,000 Xerox Credit Corporation 5.25%
                    due 10/07/1999...................     1,498,688   1,498,688
   A1       900,000 General Motors Acceptance Company
                    5.30% due 10/07/1999.............       899,205     899,205
   A1+    1,904,000 Pioneer Hi-Bred International,
                    Inc. 5.30% due 10/08/1999........     1,902,038   1,902,038
   A1+    1,260,000 General Electric Capital
                    Corporation 5.25% due
                    10/08/1999.......................     1,258,714   1,258,714
   A1+      800,000 E. I. du Pont de Nemours and
                    Company 5.29% due 10/08/1999.....       799,177     799,177
   A1+      150,000 E. I. du Pont de Nemours and
                    Company 5.35% due 10/08/1999.....       149,844     149,844
   A1+    1,000,000 AT&T Corp. 5.29% due 10/12/1999..       998,384     998,384
   A1+      602,000 Pfizer Inc. 5.27% due
                    10/12/1999.......................       601,031     601,031
   A1+      448,000 Toyota Motor Credit Corporation
                    5.29% due 10/12/1999.............       447,276     447,276
   A1+    1,000,000 Toyota Motor Credit Corporation
                    5.28% due 10/13/1999.............       998,240     998,240
   A1       593,000 H.J. Heinz Company 5.27% due
                    10/13/1999.......................       591,958     591,958
   A1       400,000 The Times Mirror Co. 5.31% due
                    10/13/1999.......................       399,292     399,292
   A1+      440,000 General Electric Capital
                    Corporation 5.25% due
                    10/14/1999.......................       439,166     439,166
   A1       273,000 Ford Motor Credit Company 5.26%
                    due 10/14/1999...................       272,482     272,482
   A1       500,000 Colgate-Palmolive Company 5.27%
                    due 10/18/1999...................       498,756     498,756
   A1       500,000 Monsanto Company 5.28% due
                    10/18/1999.......................       498,753     498,753
   A1+    1,249,000 Campbell Soup Company 5.24% due
                    10/20/1999.......................     1,245,546   1,245,546
   A1+      745,000 Seven-Eleven Inc. 5.33% due
                    10/20/1999.......................       742,904     742,904
   A1+      600,000 Campbell Soup Company 5.26% due
                    10/20/1999.......................       598,334     598,334
   A1+    1,031,000 Seven-Eleven Inc. 5.33% due
                    10/21/1999.......................     1,027,947   1,027,947
   A1+    1,000,000 The Coca-Cola Company 5.26% due
                    10/21/1999.......................       997,078     997,078
   A1       656,000 H.J. Heinz Company 5.28% due
                    10/22/1999.......................       653,980     653,980
   A1     1,600,000 Caterpillar Financial Services
                    Corporation 5.29% due
                    10/25/1999.......................     1,594,357   1,594,357
   A1       300,000 Caterpillar Financial Services
                    Corporation 5.32% due
                    10/25/1999.......................       298,936     298,936
   A1+      996,000 Pfizer Inc. 5.28% due
                    10/27/1999.......................       992,202     992,202
   A1+      572,000 The Coca-Cola Company 5.27% due
                    10/28/1999.......................       569,739     569,739
   A1+      250,000 AT&T Corp. 5.29% due 10/29/1999..       248,971     248,971
   A1+      300,000 The Coca-Cola Company 5.26% due
                    11/02/1999.......................       298,597     298,597

                                SoGen Money Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

 Credit  Principal                                        Cost         Value
 Rating+   Amount                                       (Note 1)     (Note 1)
 ------- ----------                                     --------     --------
                    Commercial Paper (104.56%)
                     (continued)
   A1+   $1,647,000 Fuji Photo Film Finance U.S.A.,
                    Inc. 5.35% due 11/18/1999.......   $ 1,635,251  $ 1,635,251
   A1     1,749,000 Alcatel Alsthom, Inc. 5.31% due
                    11/22/1999......................     1,735,585    1,735,585
                                                       -----------  -----------
                    Total Commercial Paper..........   $42,116,905*  42,116,905
                                                       ===========
                    Other liabilities in excess of
                    assets (-4.56%).................                (1,836,227)
                                                                    -----------
                    Net assets (100.00%)............                $40,280,678
                                                                    ===========

--------
* At September 30, 1999 cost is identical for both book and federal income tax purposes.
+ Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality.
--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

                               SoGen            SoGen         SoGen        SoGen
                         International Fund Overseas Fund   Gold Fund   Money Fund
                         ------------------ -------------  -----------  -----------
Assets:
  Investments, at value
   (cost:
   $1,774,029,066,
   $476,620,845,
   $24,795,192 and
   $42,116,905,
   respectively) (Note
   1)...................   $1,918,706,777   $482,528,784   $19,300,186  $42,116,905
  Cash..................        1,220,785      8,900,213        67,427          694
  Receivable for forward
   currency contracts
   held, at value (Notes
   1 and 6).............        3,407,263        916,859            32          --
  Receivable for
   investment securities
   sold.................        5,847,384        782,666           --           --
  Receivable for Fund
   shares sold..........        1,201,680      3,431,422       123,126       39,223
  Accrued interest and
   dividends
   receivable...........       14,968,489      3,889,880        75,622          --
  Prepaid expenses and
   other assets.........           88,880         18,560           851          194
                           --------------   ------------   -----------  -----------
      Total Assets......    1,945,441,258    500,468,384    19,567,244   42,157,016
                           --------------   ------------   -----------  -----------
Liabilities:
  Payable for Fund
   shares redeemed......        3,206,276        791,878       108,997    1,658,739
  Payable for investment
   securities
   purchased............        4,369,886      1,269,616       327,292          --
  Payable for forward
   currency contracts
   held, at value (Notes
   1 and 6).............       12,303,028      5,173,698           401          --
  Investment advisory
   fees payable
   (Note 2).............        3,676,280        305,490         9,904      208,848
  Distribution fees
   payable (Note 3).....        1,197,492        301,266         9,737          --
  Directors' fees
   payable (Note 2).....           17,100         14,706         1,728          651
  Accrued expenses and
   other liabilities....          754,699        253,964        40,069        8,100
                           --------------   ------------   -----------  -----------
      Total
       Liabilities......       25,524,761      8,110,618       498,128    1,876,338
                           --------------   ------------   -----------  -----------
Net Assets:
  Capital stock (par
   value, $0.001 per
   share)...............           74,511         35,781         2,845       40,281
  Capital surplus.......    1,613,772,688    464,661,103    44,557,668   40,240,397
  Net unrealized
   appreciation
   (depreciation) on:
    Investments.........      144,677,711      5,907,939    (5,495,006)         --
    Forward currency
     contracts..........       (8,895,765)    (4,256,839)         (369)         --
    Foreign currency
     related
     transactions.......          (28,906)       (13,531)          650          --
  Undistributed net
   realized gains
   (losses) on
   investments..........      108,718,705     19,678,833   (20,601,465)         --
  Undistributed net
   investment income....       61,597,553      6,344,480       604,793          --
                           --------------   ------------   -----------  -----------
      Net Assets (Note
       1)...............   $1,919,916,497   $492,357,766   $19,069,116  $40,280,678
                           ==============   ============   ===========  ===========
Class A share capital...   $1,905,932,934   $475,810,888   $19,069,116  $40,280,678
Shares of beneficial
 interest outstanding--
 Class A (Note 5).......       73,969,067     34,580,478     2,845,447   40,280,678
  Net asset value per
   share................           $25.77         $13.76         $6.70        $1.00
  Maximum offering price
   per share............           $26.77         $14.30         $6.96        $1.00
Class I share capital...      $13,983,563    $16,546,878           --           --
Shares of beneficial
 interest outstanding--
 Class I (Note 5).......          542,041      1,200,377           --           --
  Net asset value per
   share................           $25.80         $13.78           --           --

--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1999
                                  (UNAUDITED)

                               SoGen            SoGen        SoGen       SoGen
                         International Fund Overseas Fund  Gold Fund   Money Fund
                         ------------------ ------------- -----------  ----------
Investment Income:
  Income:
    Interest (net of
     $7,527, $2,901, $0
     and $0 foreign
     taxes withheld,
     respectively)......    $ 17,805,240     $ 1,884,455  $     6,516   $954,458
    Dividends (net of
     $1,087,924,
     $508,288, $2,777
     and $0 foreign
     taxes withheld,
     respectively)......      26,178,827       8,218,962      529,953        --
                            ------------     -----------  -----------   --------
     Total income from
      operations........      43,984,067      10,103,417      536,469    954,458
                            ------------     -----------  -----------   --------
  Expenses:
    Investment advisory
     fees (Note 2)......       7,530,200       1,802,436       61,235     73,953
    Distribution fees--
     Class A (Note 3)...       2,440,143         591,655       20,396        --
    Shareholder
     servicing agent
     fees...............       1,490,621         337,903       30,062     21,231
    Custodian fees......       1,038,609         340,585       21,177     17,203
    Printing............         170,000          47,501        3,999        751
    Audit fees..........          80,000          32,500       17,501      6,500
    Registration and
     filing fees........          60,258          43,663       10,500      7,499
    Insurance...........          33,208           9,060          816        397
    Legal fees..........          20,000           2,501          100         49
    Directors' fees
     (Note 2)...........          18,000          17,250          540        361
    Miscellaneous.......          30,000           5,000          751        256
                            ------------     -----------  -----------   --------
     Total expenses from
      operations........      12,911,039       3,230,054      167,077    128,200
                            ------------     -----------  -----------   --------
  Expense reductions due
   to earnings credits
   (Note 1).............         (64,231)         (8,487)      (1,240)    (1,234)
  Expense reimbursements
   (Note 2).............         (20,258)         (1,818)         --      (5,260)
                            ------------     -----------  -----------   --------
     Net expenses from
      operations........      12,826,550       3,219,749      165,837    121,706
                            ------------     -----------  -----------   --------
  Net investment income
   (Note 1).............      31,157,517       6,883,668      370,632    832,752
                            ------------     -----------  -----------   --------
Realized and Unrealized
 Gains (Losses) on
 Investments and Foreign
 Currency Related
 Transactions (Notes 1
 and 6):
  Net realized gains
   (losses) from:
    Investment
     transactions.......      37,803,500      10,309,181   (2,448,026)       --
    Foreign currency
     related
     transactions.......      13,295,273       4,292,470       (2,221)       --
                            ------------     -----------  -----------   --------
                              51,098,773      14,601,651   (2,450,247)       --
                            ------------     -----------  -----------   --------
  Change in unrealized
   appreciation
   (depreciation) of:
    Investments.........     177,848,061      76,773,734    5,669,215        --
    Foreign currency
     related
     transactions.......     (20,206,579)     (7,673,084)       1,913        --
                            ------------     -----------  -----------   --------
                             157,641,482      69,100,650    5,671,128        --
                            ------------     -----------  -----------   --------
  Net gain on
   investments and
   foreign currency
   related
   transactions.........     208,740,255      83,702,301    3,220,881        --
                            ------------     -----------  -----------   --------
Net Increase in Net
 Assets Resulting from
 Operations.............    $239,897,772     $90,585,969  $ 3,591,513   $832,752
                            ============     ===========  ===========   ========

--------
See Notes to Financial Statements.

                      [This page intentionally left blank]

                               SoGen Funds, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           SoGen
                                                    International Fund
                                             ---------------------------------
                                              Six Months Ended
                                             September 30, 1999   Year Ended
                                                (Unaudited)     March 31, 1999
                                             ------------------ --------------
Operations:
 Net investment income......................   $   31,157,517   $   84,953,114
 Net realized gain (loss) from investments
  and foreign currency related
  transactions..............................       51,098,773      154,530,025
 Increase (decrease) in unrealized
  appreciation (depreciation) of investments
  and foreign currency related
  transactions..............................      157,641,482     (551,941,439)
                                               --------------   --------------
 Net increase (decrease) in net assets
  resulting from operations.................      239,897,772     (312,458,300)
                                               --------------   --------------
Distributions to Shareholders*:
 Dividends paid from net investment income--
  Class A...................................              --      (110,081,179)
 Distributions paid from net realized gains
  from investment transactions--Class A.....              --      (202,307,763)
 Distributions paid from net realized gains
  from investment transactions--Class I.....              --          (251,906)
                                               --------------   --------------
 Decrease in net assets resulting from
  distributions.............................              --      (312,640,848)
                                               --------------   --------------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold..............       79,514,008      236,922,214
 Net asset value of shares issued for
  reinvested dividends and distributions....              --       298,148,526
 Cost of shares redeemed....................     (474,283,017)  (1,870,638,096)
                                               --------------   --------------
 Increase (decrease) in net assets from Fund
  share transactions........................     (394,769,009)  (1,335,567,356)
                                               --------------   --------------
 Net increase (decrease) in net assets......     (154,871,237)  (1,960,666,504)
Net Assets (Note 1):
 Beginning of period........................    2,074,787,734    4,035,454,238
                                               --------------   --------------
 End of period (including undistributed
  (overdistributed) net investment income of
  $61,597,553, $17,144,763, $6,344,480,
  $(4,831,658), $604,793 $236,382, $0 and
  $0, respectively..........................   $1,919,916,497   $2,074,787,734
                                               ==============   ==============

*Distributions per share:
Class A
 Investment income dividends................            $0.00            $0.83
 Net realized short-term capital gains......             0.00             0.04
 Net realized long-term capital gains.......             0.00             1.55

                                                        -----            -----
 Total distributions per share..............            $0.00            $2.42

                                                        =====            =====
Class I
 Net realized long-term capital gains.......            $0.00            $0.52

                                                        =====            =====

--------
See Notes to Financial Statements.

              SoGen                               SoGen                             SoGen
          Overseas Fund                         Gold Fund                        Money Fund
----------------------------------  --------------------------------- ---------------------------------
 Six Months Ended                    Six Months Ended                  Six Months Ended
September 30, 1999    Year Ended    September 30, 1999   Year Ended   September 30, 1999   Year Ended
   (Unaudited)      March 31, 1999     (Unaudited)     March 31, 1999    (Unaudited)     March 31, 1999
------------------  --------------  ------------------ -------------- ------------------ --------------

   $  6,883,668     $   16,349,806     $   370,632      $   540,501      $   832,752      $ 1,400,222
     14,601,651         36,094,404      (2,450,247)     (11,673,931)             --               --
     69,100,650       (119,285,337)      5,671,128        3,980,773              --               --
   ------------     --------------     -----------      -----------      -----------      -----------
     90,585,969        (66,841,127)      3,591,513       (7,152,657)         832,752        1,400,222
   ------------     --------------     -----------      -----------      -----------      -----------
             --        (36,599,856)            --          (721,767)        (832,752)      (1,400,222)
             --        (47,193,626)            --               --               --               --
             --           (290,203)            --               --               --               --
   ------------     --------------     -----------      -----------      -----------      -----------
             --        (84,083,685)            --          (721,767)        (832,752)      (1,400,222)
   ------------     --------------     -----------      -----------      -----------      -----------
    130,102,259        206,369,491       1,542,436       18,994,383       63,619,624      120,259,724
             --         80,886,809             --           676,938          751,695        1,222,356
   (184,333,885)      (687,431,699)     (4,246,311)     (25,110,669)     (68,668,632)     (95,946,703)
   ------------     --------------     -----------      -----------      -----------      -----------
    (54,231,626)      (400,175,399)     (2,703,875)      (5,439,348)      (4,297,313)      25,535,377
   ------------     --------------     -----------      -----------      -----------      -----------
     36,354,343       (551,100,211)        887,638      (13,313,772)      (4,297,313)      25,535,377
    456,003,423      1,007,103,634      18,181,478       31,495,250       44,577,991       19,042,614
   ------------     --------------     -----------      -----------      -----------      -----------
   $492,357,766     $  456,003,423     $19,069,116      $18,181,478      $40,280,678      $44,577,991
   ============     ==============     ===========      ===========      ===========      ===========
          $0.00              $0.57           $0.00            $0.21            $0.02            $0.05
           0.00               0.04            0.00             0.00             0.00             0.00
           0.00               0.73            0.00             0.00             0.00             0.00

          -----              -----           -----            -----            -----            -----
          $0.00              $1.34           $0.00            $0.21            $0.02            $0.05

          =====              =====           =====            =====            =====            =====
          $0.00              $0.25

          =====              =====

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL STATEMENTS

Note 1--Significant Accounting Policies

  SoGen International Fund, SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund are four separate portfolios of SoGen Funds, Inc. (the "Company"), an open-end management investment company registered under the Investment Com-pany Act of 1940, as amended (each individually a "Fund" or collectively the "Funds"). The following is a summary of significant accounting policies adhered to by the Funds.

  a) Security valuation--In the case of SoGen International Fund, SoGen Over-seas Fund and SoGen Gold Fund, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of SoGen Money Fund, portfolio securities are valued at their amortized cost, which approximates market value, subject to guidelines and procedures es-tablished by the Board of Directors in accordance with applicable SEC regula-tions. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

  b) Security transactions and income--Security transactions are accounted for on a trade date basis. The specific identification method is used in determin-ing realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the ac-crual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

  c) Expenses--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in pro-portion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

  d) Foreign currency translation (SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund)--The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of each of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. Howev-er, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for real-ized gains and losses on debt obligations.

  e) Forward currency contracts (SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund)--In connection with portfolio purchases and sales of secu-rities denominated in foreign currencies, SoGen International Fund, SoGen Over-seas Fund and SoGen Gold Fund may enter into forward currency contracts. Addi-tionally, each Fund may enter into such contracts to hedge certain other for-eign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

                               SoGen Funds, Inc.

Note 1--Significant Accounting Policies (continued)

  f) United States income taxes--No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to sharehold-ers all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund declare and pay such income divi-dends and capital gains distributions on an annual basis. SoGen Money Fund de-clares daily dividends, equivalent to net investment income, which are paid on a monthly basis.

  g) Reclassification of capital accounts--On the statements of assets and lia-bilities, as a result of certain differences in the computation of net invest-ment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income and decrease (increase) undistributed net realized gains on investments in the amounts of $13,295,273, $4,292,470 and $(2,221) for SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively.

  h) Use of estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of reve-nues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2--Investment Advisory Agreements and Transactions with Related Persons

  Under the terms of investment advisory agreements each Fund pays Societe Generale Asset Management Corp. ("SGAM Corp.") an advisory fee for advisory services and facilities furnished, at an annual rate of the average daily net assets of that Fund as follows: SoGen International Fund at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000, SoGen Overseas Fund at 0.75%, SoGen Gold Fund at 0.75% and SoGen Money Fund at 0.40%. For the six months ended September 30, 1999, the investment advisory fees paid or payable to SGAM Corp. were $7,530,200, $1,802,436, $61,235 for SoGen International Fund, SoGen Overseas Fund, SoGen Gold Fund, respectively. SGAM Corp. has agreed to waive its advisory fee and, if necessary, reimburse SoGen Money Fund through July 31, 2000 to the extent that SoGen Money Fund's aggregate expenses execeed 0.75%. For the six months ended September 30, 1999, $5,260 of the investment advisory fee of $73,953 for SoGen Money Fund was waived by SGAM Corp. Addition-ally, SGAM Corp. voluntarily reimbursed the Class I shares of SoGen Interna-tional Fund and SoGen Overseas Fund in the amounts of $20,258 and $1,818, re-spectively, during the same period.

  For the three months ended June 30, 1999, SG Cowen Securities Corporation ("SGCS"), the principal underwriter, realized $21,624, $6,728 and $246 in deal-er's and underwriter's commissions, after reallowance to others, pertaining to the sale of shares of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively. Effective July 1, 1999 Funds Distributor Inc. ("FDI") succeeded SGCS as principal underwriter to the Funds. In acting as principal underwriter (and a selected dealer after June 30, 1999) SGCS realized $8,593, $2,171, and $370 in dealer's and underwriter's commissions pertaining to shares of SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respec-tively. For the six months ended September 30, 1999, Societe Generale, a stock-holder of SGAM Corp. and SGCS, received dealer's commissions of $1,033 pertain-ing to the sale of shares of SoGen International Fund. For the same period, So-ciete Generale or its affiliates received $46,450 and $26,121 in broker's com-missions for portfolio transactions executed on behalf of SoGen International Fund and SoGen Overseas Fund, respectively.

                               SoGen Funds, Inc.

Note 2--Investment Advisory Agreements and Transactions with Related Persons (continued)

  Each director who is not an officer of the Company or an employee of SGAM Corp., SGCS or its corporate affiliates is paid an annual fee of $12,000 plus $2,000 for each meeting attended. For the six months ended September 30, 1999 such fees amounted to $18,000, $17,250, $540 and $361 for SoGen International Fund, SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.

Note 3--Plans of Distribution (SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund)

  Under the terms of the Distribution Plans and Agreements ("the Plans"), with SGCS through June 30, 1999 and with FDI thereafter, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund each pay a quarterly distribution fee at an annual rate of up to 0.25% of the average daily net assets associated with each Fund's outstanding Class A Shares. Under the Plans, the principal un-derwriter must apply the full amounts received from the Funds to actual distri-bution expenses incurred during the Fund's fiscal year, including the payment of fees to dealers selling Class A shares of the Funds, the payment of adver-tising costs and the payment for the printing and distribution of prospectuses to prospective investors.

  The principal underwriter bears distribution costs of the Funds to the extent they exceed payments received under the Plans. For the six months ended Septem-ber 30, 1999 the distribution fees paid or payable to the principal underwriter by SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund were $2,440,143, $591,655 and $20,396, respectively.

Note 4--Purchases and Sales of Securities

  During the six months ended September 30, 1999 the aggregate cost of pur-chases of investments, excluding U.S. Government obligations and short-term se-curities, totaled $78,121,801, $43,581,562 and $817,189 for SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $426,015,426, $102,841,871 and $3,595,930 for SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund, respectively. During the same period, the cost of pur-chases and proceeds from sales of U.S. Government obligations totaled $0 and $42,029,309, respectively, for SoGen International Fund.

Note 5--Capital Stock

  Transactions in shares of capital stock were as follows:


                                SoGen                  SoGen
                         International Fund        Overseas Fund
                         --------------------  ----------------------
                                       Class                             SoGen       SoGen
                           Class A      I        Class A     Class I   Gold Fund  Money Fund
                         -----------  -------  -----------  ---------  ---------  -----------
Six Months Ended
 September 30, 1999
 Shares sold............   3,118,263   79,400    8,777,459  1,088,534   265,147    63,619,624
 Shares issued for
  reinvested dividends
  and distributions.....         --       --           --         --        --        751,695
 Shares redeemed........ (19,240,862) (50,260) (14,076,075)  (136,272) (762,731)  (68,668,632)
                         -----------  -------  -----------  ---------  --------   -----------
 Net increase
  (decrease)............ (16,122,599)  29,140   (5,298,616)   952,262  (497,584)   (4,297,313)
                         ===========  =======  ===========  =========  ========   ===========

                               SoGen Funds, Inc.

Note 5--Capital Stock (continued)

                                SoGen                   SoGen
                          International Fund        Overseas Fund
                         ---------------------  -----------------------    SoGen        SoGen
                           Class A    Class I     Class A     Class I    Gold Fund   Money Fund
                         -----------  --------  -----------  ----------  ----------  -----------
Year Ended
 March 31, 1999
 Shares sold............   8,905,772   612,688   15,769,843   1,561,690   3,021,250  120,259,724
 Shares issued for
  reinvested dividends
  and distributions.....  12,331,204    10,427    6,673,184      26,406     121,893    1,222,356
 Shares redeemed........ (78,320,991) (110,214) (57,045,845) (1,339,981) (4,107,084) (95,946,703)
                         -----------  --------  -----------  ----------  ----------  -----------
 Net increase
  (decrease)............ (57,084,015)  512,901  (34,602,818)    248,115    (963,941)  25,535,377
                         ===========  ========  ===========  ==========  ==========  ===========

Note 6--Commitments

  As of September 30, 1999, SoGen International Fund, SoGen Overseas Fund and SoGen Gold Fund had entered into forward currency contracts, as summarized be-low, resulting in net unrealized depreciation of $8,895,765, $4,256,839 and $369, respectively.

SoGen International Fund

Transaction Hedges:

Foreign Currency Purchases

                                                                             Unrealized      Unrealized
Settlement                                 U.S. $ Value at                 Appreciation at Depreciation at
  Dates          Foreign Currency To        September 30,   U.S. $ To Be    September 30,   September 30,
 Through             Be Received                1999          Delivered         1999            1999
----------  ------------------------------ --------------- --------------- --------------- ---------------
 10/04/99    32,723,272 Japanese Yen         $  307,579      $  307,564           $    15            --
 10/05/99       726,188 South African Rand      121,031         120,951                80            --
 10/29/99     1,979,162 Euro                  2,109,094       2,095,278            13,816            --
                                             ----------      ----------     -------------    -----------
                                              2,537,704       2,523,793            13,911            --
                                             ----------      ----------     -------------    -----------

Foreign Currency Sales

                                                                             Unrealized      Unrealized
Settlement                                                 U.S. $ Value at Appreciation at Depreciation at
  Dates          Foreign Currency To        U.S. $ To Be    September 30,   September 30,   September 30,
 Through             Be Delivered             Received          1999            1999            1999
----------  ------------------------------ --------------- --------------- --------------- ---------------
 10/05/99   187,960,719 Japanese Yen         $1,764,893      $1,766,714               --         $(1,821)
 10/29/99       256,687 Euro                    271,309         273,539               --          (2,230)
                                             ----------      ----------     -------------    -----------
                                              2,036,202       2,040,253               --          (4,051)
                                             ----------      ----------     -------------    -----------

                               SoGen Funds, Inc.

Note 6--Commitments (continued)

Portfolio Hedges:

                                                                                Unrealized      Unrealized
Settlement                                                    U.S. $ Value at Appreciation at Depreciation at
  Dates          Net Foreign Currency To       U.S. $ To Be    September 30,   September 30,   September 30,
 Through              Be Delivered               Received          1999            1999            1999
----------  --------------------------------- --------------- --------------- --------------- ---------------
 10/06/99       75,433,000 Swiss Franc         $102,433,719    $100,510,697      $1,923,022             --
 2/23/00       114,277,300 Euro                 165,693,534     164,223,204       1,470,330             --
 11/13/00   14,469,785,083 Japanese Yen         159,104,620     170,223,336             --     $(11,118,716)
 10/05/01       59,696,200 New Zealand Dollar    38,396,573      39,576,834             --       (1,180,261)
                                               ------------    ------------    ------------    ------------
                                                465,628,446     474,534,071       3,393,352     (12,298,977)
                                               ------------    ------------    ------------    ------------
                                               $470,202,352    $479,098,117      $3,407,263    $(12,303,028)
                                               ============    ============    ============    ============

SoGen Overseas Fund

Transaction Hedges:

Foreign Currency Purchases

                                                                                Unrealized      Unrealized
Settlement                                    U.S. $ Value at      U.S $      Appreciation at Depreciation at
  Dates            Foreign Currency To         September 30,       To Be       September 30,   September 30,
 Through               Be Received                 1999          Delivered         1999            1999
----------  --------------------------------- --------------- --------------- --------------- ---------------
 10/29/99        1,191,400 Euro                  $1,269,616      $1,263,829          $5,787             --
                                               ------------    ------------    ------------    ------------

Foreign Currency Sales

                                                                                Unrealized      Unrealized
Settlement                                         U.S $      U.S. $ Value at Appreciation at Depreciation at
  Dates            Foreign Currency To             To Be       September 30,   September 30,   September 30,
 Through              Be Delivered               Received          1999            1999            1999
----------  --------------------------------- --------------- --------------- --------------- ---------------
 10/04/99           70,230 Canadian Dollar         $ 47,992        $ 47,798            $194             --
 10/05/99       30,287,765 Japanese Yen             284,394         284,686             --          $  (292)
 10/29/99          160,249 Euro                     169,306         170,769             --           (1,463)
                                               ------------    ------------    ------------    ------------
                                                    501,692         503,253             194          (1,755)
                                               ------------    ------------    ------------    ------------

Portfolio Hedges:

                                                                                Unrealized      Unrealized
Settlement                                         U.S $      U.S. $ Value at Appreciation at Depreciation at
  Dates          Net Foreign Currency To           To Be       September 30,   September 30,   September 30,
 Through              Be Delivered               Received          1999            1999            1999
----------  --------------------------------- --------------- --------------- --------------- ---------------
 1/19/00        24,755,000 Swiss Franc         $ 34,386,229    $ 33,768,771        $617,458             --
 2/23/00        38,399,000 Euro                  65,600,069      65,306,649         293,420             --
 11/13/00    6,542,241,917 Japanese Yen          70,761,388      75,554,549             --      $(4,793,161)
 10/05/01       23,796,900 New Zealand Dollar    13,378,205      13,756,987             --         (378,782)
                                               ------------    ------------    ------------    ------------
                                                184,125,891     188,386,956         910,878      (5,171,943)
                                               ------------    ------------    ------------    ------------
                                              $185,897,199     $190,154,038        $916,859     $(5,173,698)
                                               ============    ============    ============    ============

                               SoGen Funds, Inc.

Note 6--Commitments (continued)

SoGen Gold Fund

Transaction Hedges:

Foreign Currency Purchases

                                                                   Unrealized      Unrealized
Settlement                             U.S. $ Value at   U.S $   Appreciation at Depreciation at
  Dates        Foreign Currency To      September 30,    To Be    September 30,   September 30,
 Through           Be Received              1999       Delivered      1999            1999
----------  -------------------------- --------------- --------- --------------- ---------------
 10/01/99    25,930 Australian Dollar     $ 16,932     $ 17,007            --            $ (75)
 10/05/99   103,490 Canadian Dollar         70,435       70,761            --             (326)
 10/05/99   290,475 South African Rand      48,412       48,380            $32             --
                                          --------     --------      -----------     -----------
                                          $135,779     $136,148              $32           $(401)
                                          ========     ========      ===========     ===========

Note 7--Subsequent Event

  On October 8, 1999, Societe Generale Asset Management S.A. ("SGAM S.A."), owner of 80.1% of the outstanding equity securities of SGAM Corp., signed an agreement (the "Purchase Agreement") with Arnhold and S. Bleichroeder, Inc. ("ASB") providing for ASB's purchase of the shares of SGAM Corp. held by SGAM S.A. Mr. Jean-Marie Eveillard, Chief Executive Officer of SGAM Corp. and owner of the remaining 19.9% of the equity of SGAM Corp., has entered into an agree-ment with ASB providing for the eventual sale of his shares of SGAM Corp. to ASB in three installments over a period of approximately eight years.

  If the stock purchase contemplated by the Purchase Agreement (the "Transac-tion") occurs, Arnhold and S. Bleichroeder Advisers, Inc. ("ASB Advisers"), a wholly-owned susidiary of ASB, would become the investment adviser to the Funds. The primary investment management team of SGAM Corp., including Jean-Ma-rie Eveillard, would join ASB Advisers and would continue to manage the portfo-lios of the Funds. The investment objectives and policies of each Fund would remain unchanged.

  In order to permit the Transaction to take place, a new investment advisory agreement between the Funds and ASB Advisers would have to be approved by the Board of Directors of the Funds, as well as by the shareholders of each Fund. These new agreements, the terms of which are substantially the same as those of the existing agreements between the Funds and SGAM Corp., were unanimously ap-proved by the Board of Directors, including the independent directors, on Octo-ber 20, 1999 and will be submitted to the shareholders of the Funds for their consideration and approval at special meeting of shareholders. Neither of the new agreements would increase the amounts paid by the Funds for advisory serv-ices.

                               SoGen Funds, Inc.

                              FINANCIAL HIGHLIGHTS

                           Six Months Ended                      Year Ended March 31,
                          September 30, 1999        ----------------------------------------------------
                             (Unaudited)                   1999            1998    1997    1996    1995
                          ----------------------    --------------------  ------  ------  ------  ------
                          Class A       Class I     Class A   Class I .
                          ---------    ---------    -------   ----------
SoGen International Fund
Selected Per Share Data
 Net asset value,
  beginning of period...  $   22.90     $   22.90   $27.42      $24.59    $26.68  $26.09  $23.20  $23.32
                          ---------     ---------   ------      ------    ------  ------  ------  ------
 Income (loss) from
  investment operations:
 Net investment income..       0.46          0.55     0.63        0.30      1.47    1.03    1.06    0.10
 Net realized and
  unrealized gains
  (losses) on
  investments...........       2.41          2.35    (2.73)      (1.47)     2.10    1.39    3.37    0.49
                          ---------     ---------   ------      ------    ------  ------  ------  ------
  Total from investment
   operations...........       2.87          2.90    (2.10)      (1.17)     3.57    2.42    4.43    0.59
                          ---------     ---------   ------      ------    ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income.....        --            --     (0.83)        --      (1.36)  (1.09)  (0.81)  (0.15)
 Distributions from
  capital gains.........        --            --     (1.59)      (0.52)    (1.47)  (0.74)  (0.73)  (0.56)
                          ---------     ---------   ------      ------    ------  ------  ------  ------
  Total distributions...        --            --     (2.42)      (0.52)    (2.83)  (1.83)  (1.54)  (0.71)
                          ---------     ---------   ------      ------    ------  ------  ------  ------
 Net asset value, end of
  period................  $   25.77     $   25.80   $22.90      $22.90    $27.42  $26.68  $26.09  $23.20
                          =========     =========   ======      ======    ======  ======  ======  ======
 Total Return++.........      12.53%#       12.66%#  (7.95%)    (4.72%)#   14.35%   9.48%  19.57%   2.63%
 Ratios and Supplemental
  Data
 Net assets, end of
  period (millions).....     $1,906           $14   $2,063         $12    $4,035  $3,908  $3,033  $1,922
 Ratio of operating
  expenses to average
  net assets+...........       1.28%*        1.03%*   1.23%       1.01%*    1.18%   1.21%   1.25%   1.26%
 Ratio of net investment
  income to average net
  assets+...............       3.11%*        3.39%*   2.75%       3.04%*    2.80%   3.08%   3.71%   2.70%
 Portfolio turnover
  rate..................       3.96%         3.96%    9.89%       9.89%    20.63%  12.85%   9.64%  12.96%



                           Six Months Ended                      Year Ended March 31,
                          September 30, 1999        ----------------------------------------------------
                             (Unaudited)                   1999            1998    1997    1996    1995
                          ----------------------    --------------------  ------  ------  ------  ------
                          Class A      Class I      Class A   Class I .
                          ---------    ---------    -------   ----------
SoGen Overseas Fund
Selected Per Share Data
 Net asset value,
  beginning of period...  $   11.36     $   11.37   $13.52      $12.31    $13.84  $13.26  $11.65  $11.54
                          ---------     ---------   ------      ------    ------  ------  ------  ------
 Income (loss) from
  investment operations:
 Net investment income..       0.18          0.27     0.15        0.41      0.88    0.61    0.48    0.14
 Net realized and
  unrealized gains
  (losses) on
  investments...........       2.22          2.14    (0.97)      (1.10)     0.31    0.95    1.74    0.04
                          ---------     ---------   ------      ------    ------  ------  ------  ------
  Total from investment
   operations...........       2.40          2.41    (0.82)      (0.69)     1.19    1.56    2.22    0.18
                          ---------     ---------   ------      ------    ------  ------  ------  ------
 Less distributions:
 Dividends from net
  investment income.....        --            --     (0.57)        --      (0.83)  (0.60)  (0.44)  (0.05)
 Distributions from
  capital gains.........        --            --     (0.77)      (0.25)    (0.68)  (0.38)  (0.17)  (0.02)
                          ---------     ---------   ------      ------    ------  ------  ------  ------
  Total distributions...        --            --     (1.34)      (0.25)    (1.51)  (0.98)  (0.61)  (0.07)
                          ---------     ---------   ------      ------    ------  ------  ------  ------
 Net asset value, end of
  period................  $   13.76     $   13.78   $11.36      $11.37    $13.52  $13.84  $13.26  $11.65
                          =========     =========   ======      ======    ======  ======  ======  ======
 Total Return++.........      21.13%#       21.20%#  (6.46%)     (5.53%)#  10.00%  12.16%  19.47%   1.56%
 Ratios and Supplemental
  Data
 Net assets, end of
  period (millions).....       $476           $16     $453          $3    $1,007    $953    $647    $439
 Ratio of operating
  expenses to average
  net assets+...........       1.34%*        1.04%*   1.29%       1.03%*    1.22%   1.27%   1.37%   1.40%
 Ratio of net investment
  income to average net
  assets+...............       2.86%*        3.21%*   2.22%       1.97%*    2.20%   2.28%   3.31%   2.29%
 Portfolio turnover
  rate..................       9.24%         9.24%    9.31%       9.31%    22.13%  15.18%   9.46%   3.16%

--------
See Notes to Financial Highlights.

                               SoGen Funds, Inc.

                          Six Months Ended         Year Ended March 31,
                         September 30, 1999 -----------------------------------------
                            (Unaudited)      1999     1998     1997     1996    1995
                         ------------------ ------   ------   ------   ------  ------
SoGen Gold Fund
Selected Per Share Data
 Net asset value,
  beginning of period...       $5.44         $7.31   $10.60   $12.25   $11.28  $11.42
                               -----        ------   ------   ------   ------  ------
 Income (loss) from
  investment operations:
 Net investment
  income................        0.14          0.16     0.13     0.26     0.24    0.08
 Net realized and
  unrealized gains
  (losses) on
  investments...........        1.12         (1.82)   (3.03)   (1.75)    1.35   (0.10)
                               -----        ------   ------   ------   ------  ------
  Total from investment
   operations...........        1.26         (1.66)   (2.90)   (1.49)    1.59   (0.02)
                               -----        ------   ------   ------   ------  ------
 Less distributions:
 Dividends from net
  investment income.....         --          (0.21)   (0.39)   (0.14)   (0.35)  (0.04)
 Distributions from
  capital gains.........         --            --       --     (0.02)   (0.27)  (0.08)
                               -----        ------   ------   ------   ------  ------
  Total distributions...         --          (0.21)   (0.39)   (0.16)   (0.62)  (0.12)
                               -----        ------   ------   ------   ------  ------
 Net asset value, end of
  period................       $6.70         $5.44    $7.31   $10.60   $12.25  $11.28
                               =====        ======   ======   ======   ======  ======
 Total Return++.........       23.16%#      (22.77%) (27.23%) (12.21%)  14.81%  (0.14%)
 Ratios and Supplemental
  Data
 Net assets, end of
  period (millions).....         $19           $18      $31      $53      $63     $51
 Ratio of operating
  expenses to average
  net assets+...........        2.03%*        1.62%    1.55%    1.45%    1.41%   1.46%
 Ratio of net investment
  income to average net
  assets+...............        4.54%*        2.01%    1.47%    1.20%    1.29%   0.79%
 Portfolio turnover
  rate..................        4.28%        37.73%   11.20%   16.83%   22.40%  11.56%
                          Six Months Ended         Year Ended March 31,
                         September 30, 1999 -----------------------------------------
                            (Unaudited)      1999     1998     1997     1996    1995
                         ------------------ ------   ------   ------   ------  ------
SoGen Money Fund
Selected Per Share Data
 Net asset value,
  beginning of period...       $1.00        $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
                               -----        ------   ------   ------   ------  ------
 Income from investment
  operations:
 Net investment
  income................        0.02          0.05     0.05     0.05     0.05    0.04
 Net realized and
  unrealized gains on
  investments...........         --            --       --       --       --      --
                               -----        ------   ------   ------   ------  ------
   Total from investment
    operations..........        0.02          0.05     0.05     0.05     0.05    0.04
                               -----        ------   ------   ------   ------  ------
 Less distributions:
 Dividends from net
  investment income.....       (0.02)        (0.05)   (0.05)   (0.05)   (0.05)  (0.04)
 Distributions from
  capital gains.........         --            --       --       --       --      --
                               -----        ------   ------   ------   ------  ------
   Total distributions..       (0.02)        (0.05)   (0.05)   (0.05)   (0.05)  (0.04)
                               -----        ------   ------   ------   ------  ------
 Net asset value, end of
  period................       $1.00        $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
                               =====        ======   ======   ======   ======  ======
 Total Return...........        4.42%*        4.73%    4.97%    4.61%    5.03%   4.13%
 Ratios and Supplemental
  Data
 Net assets, end of
  period (millions).....         $40           $45      $19      $13       $8     $10
 Ratio of operating
  expenses to average
  net assets+...........        0.66%*        0.69%    0.75%    0.75%    0.75%   0.75%
 Ratio of net investment
  income to average net
  assets+...............        4.50%*        4.60%    4.92%    4.63%    4.98%   4.14%

--------
See Notes to Financial Highlights.

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL HIGHLIGHTS

 . July 31, 1998 inception date for Class I shares.

* Annualized.

# Not annualized.

++Does not give effect to the deduction of the sales load.

+ The ratio of operating expenses to average net assets without the effect of earnings credits, investment advisory fee waivers and expense reimbursements are as follows:

                             Six Months Ended                 Year Ended March 31,
                            September 30, 1999        ----------------------------------------  ---
                                (Unaudited)                 1999
                            ----------------------    -----------------
                            Class A*     Class I*     Class A Class I . 1998  1997  1996  1995
                            ---------    ---------    ------- --------- ----  ----  ----  ----
   SoGen International
    Fund...................        1.29%        1.34%  1.24%    1.63%   1.19% 1.21% 1.25% 1.26%
   SoGen Overseas Fund.....        1.35%        1.09%  1.29%    1.21%   1.22% 1.27% 1.38% 1.40%
   SoGen Gold Fund.........        2.05%         --    1.64%     --     1.56% 1.46% 1.43% 1.46%
   SoGen Money Fund........        0.69%         --    0.69%     --     1.01% 1.14% 0.97% 1.55%

  The ratio of net investment income to average net assets without the effect of earnings credits, investment advisory fee waivers and expense reimburse-ments are as follows:

                             Six Months Ended                 Year Ended March 31,
                            September 30, 1999        ----------------------------------------  ---
                                (Unaudited)                 1999
                            ----------------------    -----------------
                            Class A*     Class I*     Class A Class I . 1998  1997  1996  1995
                            ---------    ---------    ------- --------- ----  ----  ----  ----
   SoGen International
    Fund...................        3.11%        3.08%  2.74%    2.42%   2.80% 3.08% 3.71% 2.70%
   SoGen Overseas Fund.....        2.85%        3.16%  2.22%    1.79%   2.20% 2.27% 3.30% 2.29%
   SoGen Gold Fund.........        4.53%         --    1.99%     --     1.46% 1.19% 1.26% 0.79%
   SoGen Money Fund........        4.47%         --    4.60%     --     4.66% 4.26% 4.76% 3.34%

                               SoGen Funds, Inc.
                          1221 Avenue of the Americas
                              New York, NY 10020

DIRECTORS AND OFFICERS

Directors
Philippe Collas          Dominique Raillard
Jean-Marie Eveillard     Nathan Snyder
Fred J. Meyer

Officers

Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Edwin S. Olsen...................................................Vice President
Elizabeth Tobin..................................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Charles Edouard de Lardemelle..........................Assistant Vice President
Warren Chan.................................................Assistant Treasurer

INVESTMENT ADVISER                       UNDERWRITER
Societe Generale Asset Management Corp.  Funds Distributor, Inc.
1221 Avenue of the Americas              1221 Avenue of the Americas
New York, NY 10020                       New York, NY 10020
LEGAL COUNSEL                            INDEPENDENT AUDITORS
Dechert Price & Rhoads                   KPMG LLP
30 Rockefeller Plaza                     757 Third Avenue
New York, NY 10112                       New York, NY 10017
DOMESTIC CUSTODIAN                       GLOBAL CUSTODIAN
Investors Fiduciary Trust Company        The Chase Manhattan Bank
801 Pennsylvania                         4 Chase MetroTech Center
Kansas City, MO 64105                    Brooklyn, NY 11245

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

The financial information included herein is taken from the records of the Funds without examination by the Funds' independent auditors, who do not ex-press an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Funds, Inc.

SoGen Funds, Inc.

1221 Avenue of the Americas
New York, NY 10020
(800) 334-2143


[GRAPHIC]